                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Post-Effective Amendment No.     4        (File No. 333-00041)          [x]
                                  --------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.              5       (File No. 811-07475)           [x]
                               ---------

                        (Check appropriate box or boxes)

                         ACL VARIABLE ANNUITY ACCOUNT 1
-------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                    American Centurion Life Assurance Company
-------------------------------------------------------------------------------
                               (Name of Depositor)

20 Madison Avenue Extension, Albany NY                                 12203
-------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)                 (Zip Code)

Depositor's Telephone Number, including Area Code                (612) 671-3678
-------------------------------------------------------------------------------

          Mary Ellyn Minenko, IDS Tower 10, Minneapolis, MN 55440-0010
-------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on April 30, 1999  pursuant  to  paragraph  (b) of Rule 485
[ ] 60 days after  filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

 PRIVILEGED ASSETS-REGISTERED TRADEMARK- SELECT ANNUITY
--------------------------------------------------------------------------------
Prospectus

April 30, 1999

Group flexible premium deferred combination fixed/variable annuity.

 ACL VARIABLE ANNUITY ACCOUNT 1
--------------------------------------------------------------------------------
Issued by:  American Centurion Life Assurance Company
            (American Centurion Life),
            20 Madison Avenue Extension
            Albany, NY 12203
            Telephone: (518) 452-4150 (Albany area)
            (800) 297-9797

This prospectus contains information that you should know before investing. You also will receive the following prospectuses:

- American Century Variable Portfolios, Inc.,

- IDS Life Retirement Annuity Mutual Funds,

- INVESCO Variable Investment Funds, Inc.,

- Janus Aspen Series, and

- Warburg Pincus Trust -- Post-Venture Capital Portfolio

Please read the prospectuses carefully and keep them for future reference. This contract is available for qualified and nonqualified retirement plans.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CERTIFICATE IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CERTIFICATE INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the Securities and Exchange Commission (SEC), and is available without charge by contacting American Centurion Life at the telephone number above or by completing and sending the order form on page 31 of this prospectus. The table of contents of the SAI is on page 30 of this prospectus.

                                       1
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                          Privileged Assets-Registered Trademark- Select Annuity

 TABLE OF CONTENTS
--------------------------------------------------------------------------------

Key Terms..................................................    3
The Certificate in Brief...................................    4
Expense Summary............................................    6
Condensed Financial Information (Unaudited)................    8
Financial Statements.......................................   10
Performance Information....................................   10
The Variable Account.......................................   11
The Funds..................................................   12
The Fixed Account..........................................   14
Buying Your Certificate....................................   14
Charges....................................................   17
Valuing Your Investment....................................   18
Making the Most of Your Certificate........................   20
Surrenders.................................................   22
Changing Ownership.........................................   23
Benefits in Case of Death..................................   23
The Annuity Payout Period..................................   24
Taxes......................................................   25
Voting Rights..............................................   27
Substitution of Investments................................   27
About the Service Providers................................   28
Year 2000..................................................   29
Table of Contents of the Statement of Additional
Information................................................   30

                                       2
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
 KEY TERMS
--------------------------------------------------------------------------------
These terms can help you understand details about your contract.

ACCUMULATION UNIT -- A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT -- The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS -- An amount paid at regular intervals under one of several plans.

ANNUITY START DATE -- The date when annuity payouts are scheduled to begin. This date is established when you start your certificate. You can change it in the future.

BENEFICIARY -- The person you designate to receive annuity benefits in case of the owner's or annuitant's death while the certificate is in force and before annuity payouts begin.

CERTIFICATE VALUE -- The total value of your certificate before we deduct any applicable charges.

CERTIFICATE YEAR -- A period of 12 months, starting on the effective date of your certificate and on each anniversary of the effective date.

CLOSE OF BUSINESS -- When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

FIXED ACCOUNT -- An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS -- Mutual funds and/or portfolios that are investment options under your certificate, each with a different investment objective. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR) -- The person who controls the certificate (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she controls the certificate.

QUALIFIED ANNUITY -- A certificate that you purchase for one of the following retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs), including rollovers from qualified plans

- Simplified Employee Pension (SEP) plans

All other contracts are considered NONQUALIFIED ANNUITIES.

SURRENDER VALUE -- The amount you are entitled to receive if you make a full surrender from your certificate. It is the certificate value minus any applicable charges.

VALUATION DATE -- Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT -- Consists of separate subaccounts to which you may allocate purchase payments; each subaccount invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

                                       3
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                          Privileged Assets-Registered Trademark- Select Annuity

 THE CERTIFICATE IN BRIEF
--------------------------------------------------------------------------------
PURPOSE: The purpose of the certificate is to allow you to accumulate money for retirement. You do this by making one or more investments (purchase payments) that may earn returns that increase the value of the certificate. The certificate provides lifetime or other forms of payouts beginning at a specified date (the retirement date). As in the case of other annuities, it may not be advantageous for you to purchase this certificate as a replacement for, or in addition to an existing annuity.

FREE LOOK PERIOD: You may return your contract for a full refund within 30 days after you receive it. You must invest the portion of the purchase payment you allocate to the variable account in the IDS Life Moneyshare subaccount for the period we estimate or calculate your free look right to be in existence (generally 35 days after the contract issue date.)

If you choose not to keep your certificate, return it to us within the free look period. We will cancel the certificate and we promptly will refund the greater of (1) your purchase payment without investment earnings, or (2) your certificate value plus any amount we deducted from your payment prior to allocation to the variable account or the fixed account.

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the annuity start date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 11)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 14)

BUYING YOUR CERTIFICATE: You can purchase a certificate by submitting a complete application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. You must make an initial lump-sum purchase payment. You have the option of making additional purchase payments in the future.

- Minimum purchase payment -- $2,000 ($1,000 for qualified annuities) unless you pay in installments by means of a bank authorization at a rate of $100/month or more or other payment plan acceptable to us.

- Minimum additional purchase payment -- $100.

- Maximum first-year purchase payments -- $50,000 to $1,000,000 depending on your age.

- Maximum purchase payment for each subsequent year -- $50,000. (p. 14)

TRANSFERS: Subject to certain restrictions you currently may redistribute your money among the subaccounts and the fixed account without charge at any time until annuity payouts begin. You may establish automated transfers among the fixed account and subaccounts. (p. 21)

SURRENDERS: You may surrender all or part of your certificate value at any time before the annuity start date. You may also establish systematic surrenders. There is no surrender charge. Surrenders may be taxable (and include a 10% IRS penalty if made prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 22)

                                       4
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
CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 23)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary the greater of the certificate value or total purchase payments made less partial surrenders. (p. 23)

ANNUITY PAYOUTS: You can apply your certificate value to an annuity payout plan that begins on the annuity start date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet requirements of the qualified plan. Payouts will be made on a fixed basis. (p. 24)

TAXES: Generally, your contract grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 25)

CHARGES:

- $30 annual administrative charge;

- 1.00% mortality and expense risk fee; and

- the operating expenses of the funds.

                                       5
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                          Privileged Assets-Registered Trademark- Select Annuity

 EXPENSE SUMMARY
--------------------------------------------------------------------------------
The purpose of this table is to help you understand the various costs and expenses associated with your certificate.

You pay no sales charge when you purchase your certificate. We show all costs that you bear directly or indirectly for the subaccounts and funds below. Some expenses may vary as we explain under "Charges."

ANNUAL CERTIFICATE OWNER EXPENSES:
  SURRENDER CHARGE                             0%
  ADMINISTRATIVE CHARGE*                       $30
ANNUAL SUBACCOUNT EXPENSES (as a
  percentage of average daily net assets
  of the subaccounts):
  MORTALITY AND EXPENSE RISK FEE               1%

  * If total purchase payments (less partial surrenders) is at least $10,000 we will waive the charge.

ANNUAL OPERATING EXPENSES OF THE FUNDS (as a percentage of average daily net assets):

                             AMERICAN     AMERICAN    IDS LIFE    IDS LIFE     IDS LIFE        IDS
                             CENTURY      CENTURY    AGGRESSIVE   CAPITAL    INTERNATIONAL    LIFE
                            VP CAPITAL       VP        GROWTH     RESOURCE      EQUITY       MANAGED
                           APPRECIATION    VALUE        FUND        FUND         FUND         FUND
----------------------------------------------------------------------------------------------------
Management fees                 1.00%        1.00%        .59%        .59%         .83%         .59%
Other expenses                    --           --         .09         .07          .15          .04
----------------------------------------------------------------------------------------------------
Total                           1.00%(1)     1.00%(1)      .68%(2)     .66%(2)       .98%(2)    .63%(2)
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

                                                                                                    WARBURG PINCUS
                                                                                                       TRUST -
                                                                                                     POST-VENTURE
                                                                                      JANUS ASPEN      CAPITAL
                                        IDS LIFE    INVESCO VIF -                       SERIES        PORTFOLIO
                            IDS LIFE    SPECIAL         EQUITY         JANUS ASPEN     WORLDWIDE    (AFTER WAIVERS
                           MONEYSHARE    INCOME         INCOME        SERIES GROWTH     GROWTH          AND/OR
                              FUND        FUND           FUND           PORTFOLIO      PORTFOLIO    REIMBURSEMENTS)
------------------------------------------------------------------------------------------------------------------
Management fees                 .50%        .60%           .75%             .65%           .65%           1.08%
Other expenses                  .06         .07            .18              .03            .07             .32
------------------------------------------------------------------------------------------------------------------
Total                           .56%(2)     .67%(2)         .93%(3)         .68%(4)        .72%(4)        1.40%(5)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

  1  Operating expenses of the funds at Dec. 31, 1998.
  2  Annualized operating expenses of funds at Dec. 31, 1998.
  3 Certain expenses of each Fund are being voluntarily absorbed by INVESCO. Accordingly, without such waivers, "Other Expenses" and "Total" that would have been incurred for the fiscal year ended December 31, 1998 would be 0.42% and 1.17%, respectively.
  4 The figures given above are based on gross expenses before expense offset arrangements, if any, during 1998, for these funds. As of the date of this prospectus, certain fees are being reduced by the respective investment managers or service providers for certain of the funds, in each case on a voluntary basis. Without such reductions, the "Management fees", "Other expenses" and "Total" that would have been incurred for the last completed fiscal year would be: 0.67%, 0.07%, 0.74%, respectively for Janus Aspen Series Worlwide Growth Portfolio and 0.72%, 0.03%, and 0.75%, respectively, for Janus Aspen Series Growth Portfolio. See the Portfolio's prospectuses for a discussion of fee waiver and expense reimbursements.
  5 Absent the waiver of fees by the Portfolio's investment advisor and co-administrator, Management fees would equal 1.25%, Other Expenses would equal .45%, and Total portfolio operating expenses would equal 1.70%. Management fees, Other expenses and Total operating expenses for the Portfolio is based on actual expenses for the fiscal year ending Dec. 31, 1998. Fee waivers and expense reimbursements may be discontinued at any time.

                                       6
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
EXAMPLE:* You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and selection of an annuity payout plan at the end of each time period:

                             AMERICAN      AMERICAN     IDS LIFE     IDS LIFE       IDS LIFE
                              CENTURY       CENTURY    AGGRESSIVE     CAPITAL    INTERNATIONAL     IDS LIFE
                            VP CAPITAL        VP         GROWTH      RESOURCE        EQUITY        MANAGED
                           APPRECIATION      VALUE        FUND         FUND           FUND           FUND
------------------------------------------------------------------------------------------------------------
 1 Year                       $ 21.30       $ 21.30      $ 18.02      $ 17.81        $ 21.09      $ 17.51
 3 Years                        65.75         65.75        55.81        55.18          65.13        54.25
 5 Years                       112.79        112.79        96.05        94.99         111.75        93.41
10 Years                       242.72        242.72       208.47       206.29         240.61       203.02

                                                                                          JANUS ASPEN    WARBURG PINCUS
                                         IDS LIFE      INVESCO VIF -                         SERIES          TRUST -
                            IDS LIFE      SPECIAL         EQUITY          JANUS ASPEN      WORLDWIDE      POST-VENTURE
                           MONEYSHARE     INCOME          INCOME         SERIES GROWTH       GROWTH          CAPITAL
                              FUND         FUND            FUND            PORTFOLIO       PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
 1 Year                      $ 16.79      $ 17.92         $ 20.58            $ 18.02         $ 18.43         $ 25.40
 3 Years                       52.06        55.49           63.58              55.81           57.05           78.09
 5 Years                       89.71        95.52          109.15              96.05           98.15          133.40
10 Years                      195.34       207.38          235.32             208.47          212.81          284.04

* In this example, the $30 administrative charge is approximated as a 0.078% charge based on our average contract size. We entered into certain arrangements under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to the funds.

YOU SHOULD NOT CONSIDER THIS EXAMPLE AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                       7
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                          Privileged Assets-Registered Trademark- Select Annuity

 CONDENSED FINANCIAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
The following table gives per-unit information about the financial history of each subaccount.

YEAR ENDED DEC. 31,                                                                    1998   1997   1996
SUBACCOUNT DGR(1) (INVESTING IN SHARES OF AMERICAN CENTURY VP CAPITAL APPRECIATION)
Accumulation unit value at beginning of period.......................................  $0.93  $0.97  $1.00
Accumulation unit value at end of period.............................................  $0.90  $0.93  $0.97
Number of accumulation units outstanding at end of period (000 omitted)..............     51     42     --
Ratio of operating expense to average net assets.....................................  1.00%  1.00%     --
SUBACCOUNT DVL(1) (INVESTING IN SHARES OF AMERICAN CENTURY VP VALUE)
Accumulation unit value at beginning of period.......................................  $1.27  $1.01  $1.00
Accumulation unit value at end of period.............................................  $1.31  $1.27  $1.01
Number of accumulation units outstanding at end of period (000 omitted)..............     50     33     --
Ratio of operating expense to average net assets.....................................  1.00%  1.00%     --
SUBACCOUNT DAG(2) (INVESTING IN SHARES OF IDS LIFE AGGRESSIVE GROWTH FUND)
Accumulation unit value at beginning of period.......................................  $1.11  $1.00  $1.00
Accumulation unit value at end of period.............................................  $1.13  $1.11  $1.00
Number of accumulation units outstanding at end of period (000 omitted)..............     65     42     --
Ratio of operating expense to average net assets.....................................  1.00%  1.00%     --
SUBACCOUNT DCR(2) (INVESTING IN SHARES OF IDS LIFE CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period.......................................  $1.20  $0.98  $1.00
Accumulation unit value at end of period.............................................  $1.48  $1.20  $0.98
Number of accumulation units outstanding at end of period (000 omitted)..............     50     23     --
Ratio of operating expense to average net assets.....................................  1.00%  1.00%     --
SUBACCOUNT DIE(2) (INVESTING IN SHARES OF IDS LIFE INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period.......................................  $1.03  $1.01  $1.00
Accumulation unit value at end of period.............................................  $1.17  $1.03  $1.01
Number of accumulation units outstanding at end of period (000 omitted)..............     15     14     --
Ratio of operating expense to average net assets.....................................  1.00%  1.00%     --
SUBACCOUNT DMG(2) (INVESTING IN SHARES OF IDS LIFE MANAGED FUND)
Accumulation unit value at beginning of period.......................................  $1.17  $0.99  $1.00
Accumulation unit value at end of period.............................................  $1.34  $1.17  $0.99
Number of accumulation units outstanding at end of period (000 omitted)..............     63     44     --
Ratio of operating expense to average net assets.....................................  1.00%  1.00%     --

                                       8
--------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                                                                    1998   1997   1996
SUBACCOUNT DMS(2) (INVESTING IN SHARES OF IDS LIFE MONEYSHARE FUND)
Accumulation unit value at beginning of period.......................................  $1.04  $1.00  $1.00
Accumulation unit value at end of period.............................................  $1.08  $1.04  $1.00
Number of accumulation units outstanding at end of period (000 omitted)..............    170    189     --
Ratio of operating expense to average net assets.....................................  1.00%  1.00%     --
Simple yield(3)......................................................................  3.68%  4.12%     --
Compound yield(3)....................................................................  3.75%  4.20%     --
SUBACCOUNT DSI(2) (INVESTING IN SHARES OF IDS LIFE SPECIAL INCOME FUND)
Accumulation unit value at beginning of period.......................................  $1.06  $0.99  $1.00
Accumulation unit value at end of period.............................................  $1.07  $1.06  $0.99
Number of accumulation units outstanding at end of period (000 omitted)..............     21     15     --
Ratio of operating expense to average net assets.....................................  1.00%  1.00%     --
SUBACCOUNT DII(1) (INVESTING IN SHARES OF INVESCO VIF -- EQUITY INCOME FUND)
Accumulation unit value at beginning of period.......................................  $1.26  $1.00  $1.00
Accumulation unit value at end of period.............................................  $1.44  $1.26  $1.00
Number of accumulation units outstanding at end of period (000 omitted)..............    221    155     --
Ratio of operating expense to average net assets.....................................  1.00%  1.00%     --
SUBACCOUNT DSG(1) (INVESTING IN SHARES OF JANUS ASPEN SERIES GROWTH PORTFOLIO)
Accumulation unit value at beginning of period.......................................  $1.21  $1.00  $1.00
Accumulation unit value at end of period.............................................  $1.63  $1.21  $1.00
Number of accumulation units outstanding at end of period (000 omitted)..............    352    230     --
Ratio of operating expense to average net assets.....................................  1.00%  1.00%     --
SUBACCOUNT DWG(1) (INVESTING IN SHARES OF JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO)
Accumulation unit value at beginning of period.......................................  $1.22  $1.00  $1.00
Accumulation unit value at end of period.............................................  $1.56  $1.22  $1.00
Number of accumulation units outstanding at end of period (000 omitted)..............    339    252     --
Ratio of operating expense to average net assets.....................................  1.00%  1.00%     --
SUBACCOUNT DVC(1) (INVESTING IN SHARES OF WARBURG PINCUS TRUST -- POST-VENTURE CAPITAL PORTFOLIO)
Accumulation unit value at beginning of period.......................................  $1.10  $0.98  $1.00
Accumulation unit value at end of period.............................................  $1.16  $1.10  $0.98
Number of accumulation units outstanding at end of period (000 omitted)..............     75     65     --
Ratio of operating expense to average net assets.....................................  1.00%  1.00%     --

  1 For the period Dec. 10, 1996 (commencement of operations) to Dec. 31, 1996. The subaccounts had no activity in this period.
  2 For the period Dec. 9, 1996 (commencement of operations) to Dec. 31, 1996. The subaccounts had no activity in this period.
  3  Net of annual administrative charge and mortality and expense risk fee.

                                       9
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                          Privileged Assets-Registered Trademark- Select Annuity

 FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

 PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the certificate existed at that time. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Total return figures reflect deduction of all applicable charges, including:

- the administrative charge, and

- mortality and expense risk fee.

Total return quotations may be shown by means of schedules, charts or graphs.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and 10 years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return will be higher than average annual total return because it is not averaged.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

                                       10
--------------------------------------------------------------------------------

 THE VARIABLE ACCOUNT
--------------------------------------------------------------------------------
You may allocate payments to any or all the subaccounts of the variable account that invest in shares of the following funds:

SUBACCOUNT                                          INVESTING IN:
DGR                                                 American Century VP Capital Appreciation
DVL                                                 American Century VP Value
DAG                                                 IDS Life Aggressive Growth Fund
DCR                                                 IDS Life Capital Resource Fund
DIE                                                 IDS Life International Equity Fund
DMG                                                 IDS Life Managed Fund
DMS                                                 IDS Life Moneyshare Fund
DSI                                                 IDS Life Special Income Fund
DII                                                 INVESCO VIF -- Equity Income Fund
DSG                                                 Janus Aspen Series Growth Portfolio
DWG                                                 Janus Aspen Series Worldwide Growth Portfolio
DVC                                                 Warburg Pincus Trust -- Post-Venture Capital
                                                    Portfolio

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business.

The U.S. Treasury and the Internal Revenue Service (IRS) indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the certificate owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that each certificate continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the certificate as necessary to comply with any new tax laws.

The variable account was established under New York law on Dec. 1, 1995 and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. The obligations arising under the certificates are general obligations of American Centurion Life.

                                       11
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                          Privileged Assets-Registered Trademark- Select Annuity

 THE FUNDS
--------------------------------------------------------------------------------
AMERICAN CENTURY VP CAPITAL APPRECIATION
Objective: capital growth. Invests primarily in common stocks that are considered by management to have better-than-average prospects for appreciation.

AMERICAN CENTURY VP VALUE
Objective: long-term capital growth, with income as a secondary objective. Invests primarily in securities that management believes to be undervalued at the time of purchase.

IDS LIFE AGGRESSIVE GROWTH FUND
Objective: capital appreciation. Invests primarily in common stocks of small-and medium-size companies.

IDS LIFE CAPITAL RESOURCE FUND
Objective: capital appreciation. Invests primarily in U.S. common stocks.

IDS LIFE INTERNATIONAL EQUITY FUND
Objective: capital appreciation. Invests primarily in common stock of foreign issuers.

IDS LIFE MANAGED FUND
Objective: maximum total investment return through a combination of capital growth and current income. Invests primarily in stocks, convertible securities, bonds and money market instruments.

IDS LIFE MONEYSHARE FUND
Objective: maximum current income consistent with liquidity and conservation of capital. Invests in money market securities.

IDS LIFE SPECIAL INCOME FUND
Objective: high level of current income while conserving the value of the investment for the longest time period. Invests primarily in investment-grade bonds.

INVESCO VIF -- EQUITY INCOME FUND

Objective: high current income, with growth of capital as a secondary objective. The Fund normally invests at least 65% of its assets in dividend-paying common and preferred stocks, although in recent years that percentage has been somewhat higher. Stocks held by the Fund generally are expected to produce a relatively high level of income and a consistent, stable return. Although it focuses on the stocks of larger companies with a strong record of paying dividends, the Fund also may invest in companies that have not paid regular dividends. The Fund's equity investments are limited to stocks that can be traded easily in the United States; it may, however, invest in foreign securities in the form of American Depository Receipts (ADRs). The rest of the Fund's assets are invested in debt securities, generally corporate bonds that are rated investment grade or better. The Fund also may invest up to 15% of its assets in lower-grade debt securities commonly known as "junk bonds," which generally offer higher interest rates, but are riskier investment grade securities.

                                       12
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
JANUS ASPEN SERIES GROWTH PORTFOLIO
Objective: long-term growth of capital in a manner consistent with the preservation of capital. Invests primarily in common stocks, with an emphasis on companies with larger market capitalizations.

JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO
Objective: long-term growth of capital in a manner consistent with the preservation of capital. Invests primarily in common stocks of foreign and domestic issuers.

WARBURG PINCUS TRUST -- POST-VENTURE CAPITAL PORTFOLIO
Objective: long-term growth of capital. Invests primarily in equity securities of issuers in their post-venture capital stage of development.

The investment objectives and policies of some of the funds are similar to the investment objectives and policies of other mutual funds that the investment advisor or its affiliates manage. Although the objectives and policies may be similar, each fund will have its own portfolio holdings and its own fees and expenses. Accordingly, each fund will have its own investment results.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and qualified plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or qualified plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and qualified plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and qualified plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and qualified plan accounts.

The IRS issued final regulations relating to the diversification requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended (the
Code). Each fund intends to comply with these requirements.

The investment advisors or managers for the funds are as follows:

- American Century Variable Portfolios, Inc. -- American Century Investment Management, Inc.

- IDS Life Retirement Annuity Mutual Funds -- IDS Life. AEFC is the investment advisor for the IDS Life Retirement Annuity Mutual Funds. American Express Asset Management International, Inc., a wholly-owned subsidiary of AEFC, is the sub-investment advisor for IDS Life International Equity Fund.

- INVESCO VIF -- Equity Income Fund -- INVESCO Funds Group, Inc.

- Janus Aspen Series Portfolios -- Janus Capital Corporation.

- Warburg Pincus Trust -- Warburg Pincus Asset Management, Inc.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

                                       13
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                          Privileged Assets-Registered Trademark- Select Annuity

 THE FIXED ACCOUNT
--------------------------------------------------------------------------------
You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. We may change the interest rates from time to time at our discretion.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Certificate -- Transfer policies" for restrictions on transfers involving the fixed account.)

 BUYING YOUR CERTIFICATE
--------------------------------------------------------------------------------
Our representative can help you prepare and submit your application. Alternatively, you may ask us for the forms and prepare them yourself. As the owner, you have all rights and may receive all benefits under the certificate. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy.

When you apply, you may select:

- the fixed account and/or subaccounts in which you want to invest;

- how you want to make purchase payments;

- the date you want to start receiving annuity payouts (the annuity start date); and

- a beneficiary.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a certificate. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

THE ANNUITY START DATE
Annuity payouts are to begin on the annuity start date. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES, the annuity start date must be:

- no earlier than the 60th day after the annuity's effective date; and

- no later than the annuitant's 85th birthday.

                                       14
--------------------------------------------------------------------------------

FOR QUALIFIED ANNUITIES, to avoid IRS penalty taxes, the annuity start date generally must be:

- on or after the date the annuitant reaches age 59 1/2; and

- for qualified annuities by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this certificate, annuity payouts can start as late as, but not later than, the annuitant's 85th birthday.

BENEFICIARY
If death benefits become payable before the annuity start date (while this certificate is in force and before annuity payouts begin), we will pay your named beneficiary all or part of the certificate value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENT AMOUNTS
MINIMUM PURCHASE PAYMENTS

IF SINGLE PURCHASE PAYMENT:
 Nonqualified:                     $2,000
 Qualified:                        $1,000

IF INSTALLMENT PURCHASE PAYMENTS:
-Minimum installment purchase payments: $100 monthly; $50.00 biweekly
Installments must total at least $1,000 in the first year.*

  * If you do not make any purchase payments for the most recent 36 months, and your previous payments total $1,000 or less, we have the right to give you 30 days' written notice and pay you the total value of your certificate in a lump sum.

MINIMUM ADDITIONAL PURCHASE PAYMENTS: $100

MAXIMUM FIRST-YEAR PURCHASE PAYMENTS:

This maximum is based on your age or the age of the annuitant (whoever is older) on the effective date of the certificate.


 Up to age 75                                             $1 million

 76 to 85                                                 $500,000

MAXIMUM PURCHASE PAYMENT FOR EACH SUBSEQUENT YEAR**:      $50,000

 ** These limits apply in total to all American Centurion Life annuities and certificates you own. We reserve the right to increase maximum limits or reduce age limits. For qualified annuities the qualified plan's or the Code's limits on annual contributions also apply.

                                       15
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                          Privileged Assets-Registered Trademark- Select Annuity

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER

Send your check along with your name and certificate number to:

REGULAR MAIL:

American Centurion Life Assurance Company
Box 5144
Albany, NY 12205

EXPRESS MAIL:

American Centurion Life Assurance Company
20 Madison Avenue Extension
Albany, NY 12203

2 BY SCHEDULED PAYMENT PLAN

Through:

- a bank authorization.

3 OTHER

- wire transfer; or

- other method acceptable to us.

                                       16
--------------------------------------------------------------------------------

 CHARGES
--------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $30 from the certificate value on your certificate anniversary at the end of each certificate year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total certificate value.

We will waive this administrative charge for any certificate year where:

- the total purchase payments (less partial surrenders) on the current certificate anniversary is $10,000 or more, or

- a death benefit is payable, or

- you surrender the certificate in full.

This charge does not apply after annuity payouts begin.

We reserve the right to impose the administrative charge on all certificates, including those with purchase payments equal to or greater than $10,000.

MORTALITY AND EXPENSE RISK FEE
This fee is to cover the mortality risk and expense risk. We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1% of their average daily net assets on an annual basis. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract and certificates, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because the administrative charge may not cover our expenses. We would have to make up any deficit from our general assets.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses.

OTHER INFORMATION ON CHARGES
There is no surrender charge if you take a total or a partial surrender from your certificate.

In some cases, we may incur lower sales and administrative expenses. In those cases, we may, at our discretion, reduce or eliminate the administrative charge. However, we expect this to occur infrequently.

                                       17
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                          Privileged Assets-Registered Trademark- Select Annuity

 VALUING YOUR INVESTMENT
--------------------------------------------------------------------------------

We value your fixed account and subaccounts as follows:

FIXED ACCOUNT: We value the amounts allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments;

- plus interest credited;

- minus the sum of amounts surrendered and amounts transferred out; and

- minus any prorated administrative charge.

SUBACCOUNTS: We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your certificate for that account. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount or we assess an administrative charge, we subtract a certain number of accumulation units from your certificate.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests.

The dollar value of each accumulation unit can rise or fall daily depending on the subaccount expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS

To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE

The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

NET INVESTMENT FACTOR

We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

                                       18
--------------------------------------------------------------------------------

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS
Accumulation units may change in two ways: in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

- additional purchase payments allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders; and/or

- prorated portions of the administrative charge.

Accumulation unit values will fluctuate due to:

- changes in funds' net asset value;

- dividends distributed to the subaccounts;

- capital gains or losses of funds;

- fund operating expenses; and/or

- mortality and expense risk fees.

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                          Privileged Assets-Registered Trademark- Select Annuity

 MAKING THE MOST OF YOUR CERTIFICATE
--------------------------------------------------------------------------------
AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

--------------------------------------------------------------------------------

                                        HOW DOLLAR-COST AVERAGING WORKS
                                               Amount    Accumulation    Number of units
                                        Month  invested   unit value        purchased
----------------------------------------------------------------------------------------

By investing an                         Jan      $100         $20              5.00
equal number of                         Feb       100          18              5.56
dollars each month....                  Mar       100          17              5.88

you automatically                       Apr       100          15              6.67
buy more units                          May       100          16              6.25
when the per unit                       Jun       100          18              5.56
market price is low....                 Jul       100          17              5.88
                                        Aug       100          19              5.26

and fewer units                         Sept      100          21              4.76
when the per unit                       Oct       100          20              5.00
market price is high.

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success with this strategy will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact our office.

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
TRANSFERRING MONEY BETWEEN ACCOUNTS
You may transfer money from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. We will process your transfer request on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in switching investments.

We may suspend or modify transfer privileges at any time. Excessive trading activity can disrupt fund management strategy and increase expenses, which are borne by all contract owners who allocated purchase payments to the fund regardless of their transfer activity. We may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other certificate owners. (For information on transfers after annuity payouts begin, see "Transfer policies.")

TRANSFER POLICIES

- You may transfer certificate values at any time between the subaccounts, from the subaccounts to the fixed account or from the fixed account to the subaccounts.

- The amount transferred to any one account must be at least $100.

- If you make more than 12 transfers in a certificate year, we will charge $25 for each transfer in excess of 12.

- We reserve the right to limit the number of transfers to twelve per certificate year.

HOW TO REQUEST A TRANSFER OR SURRENDER
1 BY LETTER

Send your name, certificate number, Social Security number or Taxpayer Identification Number and signed request for a transfer or surrender to:

REGULAR MAIL:

American Centurion Life Assurance Company
Box 5144
Albany, NY 12205

EXPRESS MAIL:

American Centurion Life Assurance Company
20 Madison Avenue Extension
Albany, NY 12203

MINIMUM AMOUNT
Transfers or surrenders: $100 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders: Certificate value

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                          Privileged Assets-Registered Trademark- Select Annuity

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

You can set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers and automated partial surrenders are subject to all of the certificate provisions and terms, including transfer of contract values between accounts. Automated surrenders may be restricted by applicable law under some certificates.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

MINIMUM AMOUNT
Transfers or surrenders:            $100

 SURRENDERS
--------------------------------------------------------------------------------
You may surrender all or part of your certificate at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your certificate at the next accumulation unit value calculated after we receive your request. We may ask you to return the certificate. You may have to pay IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin.

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will surrender money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total certificate value, unless you request otherwise.

RECEIVING PAYMENT
By regular or express mail:

- payable to you.

- mailed to address of record within seven days after receiving your request.

However, we may postpone the payment if:

 -- the surrender amount includes a purchase payment check that has not cleared;

 -- the NYSE is closed, except for normal holiday and weekend closings;

 -- trading on the NYSE is restricted, according to SEC rules;

 -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

 -- the SEC permits us to delay payment for the protection of security holders.

NOTE: We will charge you a fee if you request express mail delivery.

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
 CHANGING OWNERSHIP
--------------------------------------------------------------------------------
You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code.

 BENEFITS IN CASE OF DEATH
--------------------------------------------------------------------------------
If you or the annuitant die before annuity payouts begin while the certificate is in force, we will pay the beneficiary the greater of:

- the certificate value; or

- purchase payments, minus any partial surrenders.

IF YOUR SPOUSE IS SOLE BENEFICIARY under a nonqualified annuity and you die before the annuity start date, your spouse may keep the certificate as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the certificate in force.

Under a qualified annuity, if the annuitant dies before the Code requires distributions to begin, and the spouse is the only beneficiary, the spouse may keep the certificate as owner until the date on which the annuitant would have reached 70 1/2 or any other date permitted by the Code. To do this, the spouse must give us written instructions within 60 days after we receive proof of death.

PAYMENTS: Under a nonqualified annuity we will pay the beneficiary in a single lump sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this certificate if:

- the beneficiary asks us in writing within 60 days after we receive proof of death;

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the certificate's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We will pay interest, if any, from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled. Other rules may apply to qualified annuities (see "Taxes").

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                          Privileged Assets-Registered Trademark- Select Annuity

 THE ANNUITY PAYOUT PERIOD
--------------------------------------------------------------------------------
As owner of the certificate, you have the right to decide how and to who annuity payouts will be made starting at the annuity start date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements.

The amount available for payouts under the plan you select is the certificate value on your annuity start date. Annuity payouts will be made on a fixed basis.

Amounts of payouts depend on:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex; and

- the annuity table in the certificate.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Certificate -- Transfer policies."

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

- PLAN B -- LIFE ANNUITY WITH FIVE, 10 OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, 10 or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the annuity start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of 10 to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. In addition, a 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")

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
RESTRICTIONS FOR SOME QUALIFIED PLANS: If you purchased a qualified annuity, you may be required to select a payout plan that provides for payouts:

- over the life of the annuitant;

- over the joint lives of the annuitant and a designated beneficiary;

- for a period not exceeding the life expectancy of the annuitant; or

- for a period not exceeding the joint life expectancies of the annuitant and a designated beneficiary.

You have the responsibility for electing a payout plan that complies with your certificate and with applicable law.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's annuity start date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the certificate value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the certificate value to you in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN
If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

 TAXES
--------------------------------------------------------------------------------
Generally, under current law, any increase in your certificate value is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records.

QUALIFIED ANNUITIES: We designed this certificate for use with qualified retirement plans. Special rules apply to these retirement plans. Your rights to benefits may be subject to the terms and conditions of these retirement plans regardless of the terms of the certificate.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the certificate comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions during your life and after your death. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the certificate is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified certificate when you take distributions from any one of those certificates.

                                       25
--------------------------------------------------------------------------------
                          Privileged Assets-Registered Trademark- Select Annuity

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES: Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your certificate with deductible or pre-tax dollars as part of a qualified retirement plan, such amounts are not considered to be part of your investment in the certificate and will be taxed when paid to you.

SURRENDERS: If you surrender part or all of your certificate before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your certificate immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply. For qualified annuities, other penalties may apply if you surrender your certificate before your plan specifies that you can receive payouts.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a certificate is not tax-exempt. Any amount your beneficiary receives that represents previously deferred earnings within the certificate is taxable as ordinary income to the beneficiary in the years he or she receives the payments.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your certificate before reaching age
59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received by you or your beneficiary:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For a qualified annuity, other penalties or exceptions may apply if you surrender your certificate before your plan specifies that payouts can be made.

WITHHOLDING, GENERALLY: If you receive all or part of the certificate value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

                                       26
--------------------------------------------------------------------------------

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the certificate will be the value of the certificate at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your certificate, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your certificate.

TAX QUALIFICATION: We intend that the certificate qualify as an annuity for federal income tax purposes. To that end, the provisions of the certificate are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the certificate. We reserve the right to amend the certificate to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the certificate to any applicable changes in the tax qualification requirements. We will send you a copy of any such amendment.

 VOTING RIGHTS
--------------------------------------------------------------------------------
As an owner with investments in the subaccounts, you may vote on important fund policies. We will vote fund shares according to your instructions.

The number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

We calculate votes separately for each subaccount. We will send notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled.

We will vote shares for which we have not received instructions in the same proportion as the votes for which we have received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we have received instructions.

 SUBSTITUTION OF INVESTMENTS
--------------------------------------------------------------------------------
We may substitute the funds in which the subaccounts invest if:

- laws or regulations change,

- existing funds become unavailable, or

- in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute funds other than those currently listed in this prospectus.

We may also:

- change the funds in which the subaccounts invest, and

                                       27
--------------------------------------------------------------------------------
                          Privileged Assets-Registered Trademark- Select Annuity

- add additional subaccounts investing in other funds.

In the event of substitution of any of these changes, we may amend the certificate and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

 ABOUT THE SERVICE PROVIDERS
--------------------------------------------------------------------------------
PRINCIPAL UNDERWRITER
American Express Service Corporation (AESC) is the principal underwriter for the contracts. Its offices are located at 80 South Eighth Street, Minneapolis, MN 55440-0010. AESC is a wholly-owned subsidiary of American Express Travel Related Services Company, which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

ISSUER
American Centurion Life issues the certificates. American Centurion Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC. AEFC is a wholly-owned subsidiary of American Express Company. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.

American Centurion Life is a stock life insurance company organized in 1969 under the laws of the State of New York and is located at 20 Madison Avenue Extension, Albany, NY 12203. American Centurion Life conducts a conventional life insurance business in New York.

LEGAL PROCEEDINGS
A number of lawsuits have been filed against life and health insurers in jurisdictions in which we do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. We, like other life and health insurers, from time to time are involved in such litigation. On October 13, 1998, an action entitled Richard W. And Elizabeth J. Thoresen vs. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was commenced in Minnesota state court. The action was brought by individuals who purchased an annuity in a qualified plan. They allege that the sale of annuities in tax-deferred contributory retirement investment plans (e.g., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount. We also are defendants in various other lawsuits. In our opinion, none of these lawsuits will have a material adverse effect on our financial condition.

                                       28
--------------------------------------------------------------------------------

 YEAR 2000
--------------------------------------------------------------------------------
The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of American Centurian Life Assurance Company and the variable account. American Centurian Life Assurance Company and the variable account have no computer systems of their own but are dependent upon the systems of AEFC and certain other third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's target date for substantially completing corrective measures on business critical systems was Dec. 31, 1998. Substantial testing of these systems was targeted for completion early in 1999. AEFC currently is on track with this schedule and also is on track to finish the work on non-critical systems by June 30, 1999. The Year 2000 readiness of unaffiliated investment managers and other third parties whose system failures could have an impact on American Centurian Life Assurance Company's and the variable account's operations continues to be evaluated. The potential materiality of any such impact is not known at this time.

AEFC's Year 2000 project includes establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. These plans are being amended to include specific Year 2000 considerations and will continue to be refined throughout 1999 as additional information related to potential Year 2000 exposure is gathered.

                                       29
--------------------------------------------------------------------------------
                          Privileged Assets-Registered Trademark- Select Annuity

 TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Performance Information...........................  p. 3
Calculating Annuity Payouts.......................  p. 6
Rating Agencies...................................  p. 6
Principal Underwriter.............................  p. 6
Independent Auditors..............................  p. 6
Financial Statements

                                       30
--------------------------------------------------------------------------------

Please check the box to receive a copy of the Statement of Additional Information for:

------------ Privileged Assets-Registered Trademark- Select Annuity

------------ American Century Variable Portfolios, Inc.

------------ IDS Life Retirement Annuity Mutual Funds

------------ INVESCO Variable Investments Funds, Inc.

------------ Janus Aspen Series

------------ Warburg Pincus Trust -- Post-Venture Capital Portfolio

MAIL YOUR REQUEST TO:

American Centurion Life Assurance Company
20 Madison Avenue Extension
Albany, NY 12203

WE WILL MAIL YOUR REQUEST TO:

Your name ---------------------
Address ---------------------
City ---------------------              State ------------        Zip ------------

                                       31
--------------------------------------------------------------------------------
                          Privileged Assets-Registered Trademark- Select Annuity

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                       PRIVILEGED ASSETS(R) SELECT ANNUITY

                         ACL VARIABLE ANNUITY ACCOUNT 1

                                 April 30, 1999

ACL Variable Annuity Account 1 is a separate account established and maintained by American Centurion Life Assurance Company (American Centurion Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


American Centurion Life Assurance Company
20 Madison Avenue Extension
Albany, NY  12203
518-452-4150 (Albany area)
800-297-9797

Privileged Assets(R) Select Annuity
ACL Variable Annuity Account 1


                                TABLE OF CONTENTS

Performance Information...................................p.3

Calculating Annuity Payouts...............................p.6

Rating Agencies...........................................p.6

Principal Underwriter.....................................p.6

Independent Auditors......................................p.6

Financial Statements

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for all the products subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the certificate over a period of one, five and 10 years (or, if less, up to the life of the variable subaccounts), calculated according to the following formula:

                                  P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the certificate existed at that time. Past performance does not guarantee future results.

Average Annual Total Return For Periods Ending Dec. 31, 1998

                                Performance since
                                                          commencement of the                    Performance since
                                                              subaccount                    commencement of the Fund**
                                                                      Since                                            Since
Subaccount      -------------------------------------   1 Year     commencement   ---------  ---------  ---------   commencement
                Investing in:                                                      1 Year     5 Years   10 Years
                -------------------------------------

                AMERICAN CENTURY
  DGR             VP Capital Appreciation (12/96;        -3.13%      -5.16%         -3.13%      2.20%       7.61%         -- %
                  11/87)*
  DVL             VP Value (12/96; 5/96)                  3.77       14.19           3.77       --         --          14.79
                -------------------------------------

                IDS LIFE
  DAG             Aggressive Growth Fund (12/96;          1.60        6.15           1.60       9.55       --           9.73
                  1/92)
  DCR             Capital Resource Fund (12/96;          22.88       20.77          22.88      15.40       14.67%        --
                  10/81)
  DIE             International Equity Fund (12/96;      14.67        8.16          14.67       6.29       --           8.30
                  1/92)
  DMG             Managed Fund (12/96; 4/86)             14.64       15.42          14.64      12.80       13.42%        --
  DMS             Moneyshare Fund (12/96; 10/81)          4.09        4.10           4.09       3.89        4.28%        --
  DSI             Special Income Fund (12/96; 10/81)      0.49        3.86           0.49       5.72        7.85%        --

                INVESCO VIF
  DII             Equity Income Fund (12/96; 8/94)       14.16       19.43          14.16       --         --          20.28

                JANUS ASPEN SERIES
  DSG             Growth Portfolio (12/96; 9/93)         34.31       26.57          34.31      20.21       --          19.66
  DWG             Worldwide Growth Portfolio (12/96;     27.64       24.05          27.64      20.11       --          22.78
                  9/93)

                WARBURG PINCUS TRUST
  DVC             Post-Venture Capital Portfolio          5.45        6.91           5.45       --         --           6.24
                  (12/96; 9/96)

*    (Commencement dates of the subaccounts; Commencement dates of the Funds)
** Current applicable charges deducted from fund performance include a $30 administrative charge and a 1% mortality and expense risk fee.

Cumulative Total Return

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                        P

where:                P =  a hypothetical initial payment of $1,000
                    ERV =  Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

The SEC requires that we assume that you surrender the entire certificate at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). All total return figures reflect the deduction of all applicable charges including the administrative charge and mortality and expense risk fee.


Calculation of Yield for Subaccounts Investing in Money Market Funds

Simple Yield:

For the subaccounts investing in money market funds, we base quotations of simple yield on:
         (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
         (b) less a pro rata share of the subaccount expenses accrued over the period;
         (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
         (d) multiplying the base period return by 365/7.

The subaccount's value includes:
o any declared dividends,
o the value of any shares purchased with dividends paid during the period, and
o any dividends declared for such shares.

It does not include any realized or unrealized gains or losses.

Annualized Compound Yield:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)365/7] -1

Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 1998

Subaccount               Investing In:                           Simple Yield                    Compound Yield
DMS                      IDS Life Moneyshare Fund                    3.68%                            3.75%


You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the certificate provides.

Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                                        YIELD = 2[(  a-b  + 1)6 - 1]
                                                     cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
          d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on the 30-Day Period Ended Dec. 31, 1998

Subaccount                  Investing in:                            Yield
DSI                         IDS Life Special Income Fund              7.11%

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

We guarantee the fixed annuity payout amounts. Once calculated, the payout will remain the same and never change. To calculate annuity payouts we:

o take the total value of the fixed account and the subaccounts at the annuity start date or the date selected to begin receiving annuity payouts; then
o using an annuity table we apply the value according to the annuity payout plan selected.

The annuity payout table we use will be the one in effect at the time chosen to begin annuity payouts. The table will be equal to or greater than the table in the contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the certificate. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the certificate.


    Rating agency              Rating

      A.M. Best                  A+
                             (Superior)
-----------------------

    Duff & Phelps               AAA

PRINCIPAL UNDERWRITER

The  principal   underwriter  for  the  contract  is  American  Express  Service
Corporation (AESC) which offers the contract on a continuous basis.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402), independent auditors, as stated in their report appearing herein.

FINANCIAL STATEMENTS

ACL Variable Annuity Account 1

Annual Financial Information

Report of Independent Auditors

The Board of Directors
American Centurion Life Assurance Company

We have audited the accompanying individual and combined statements of net assets of the segregated asset subaccounts of ACL Variable Annuity Account 1 (comprised of subaccounts DGR, DVL, DAG, DCR, DIE, DMG, DMS, DSI, DII, DSG, DWG, and DVC) as of December 31, 1998, and the related statements of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, except for subaccounts DGR and DWG which are for the year ended December 31, 1998 and for the period January 29, 1997 (commencement of operations) to December 31, 1997 and subaccounts DSG, DVL and DVC which are for the year ended December 31, 1998 and for the period September 3, 1997 (commencement of operations) to December 31, 1997. These financial statements are the responsibility of the management of American Centurion Life Assurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of ACL Variable Annuity Account 1 at December 31, 1998, and the individual and combined results of their operations and changes in their net assets for the periods described above, in conformity with generally accepted accounting principles.


/s/Ernst &  Young LLP
Ernst & Young LLP
Minneapolis, Minnesota
March 12, 1999


ACL Variable Annuity Account 1

Statements of Net Assets                                                                                    Dec. 31, 1998
                                                                            Segregated Asset Subaccount

Assets                                                        DGR               DVL               DAG                DCR
Investments in shares of mutual funds and portfolios:
   at cost                                                 $ 44,046         $ 61,664           $ 73,661           $68,738
                                                           --------         --------           --------           -------
   at market value                                         $ 46,234         $ 65,404           $ 72,906           $75,172
Dividends receivable                                              -                -                  -                 -
Accounts receivable from American Centurion Life
for certificate purchase payments                                 -                -                 62                57
Receivable from mutual funds and portfolios
for share redemptions                                             -                -                  -                 -
                                                             ------           ------             ------            ------
Total assets                                                 46,234           65,404             72,968            75,229

Liabilities
Payable to American Centurion Life for:
Mortality and expense risk fee                                   39               64                 62                57
Certificate terminations                                          -                -                  -                 -
Payable to mutual funds and portfolios
for investments purchased                                         -                -                  -                 -
                                                                ---              ---                ---               ---
Total liabilities                                                39               64                 62                57
                                                                 --               --                 --                --
Net assets applicable to contracts in
accumulation period                                        $ 46,195         $ 65,340           $ 72,906           $75,172
                                                           --------         --------           --------           -------
Accumulation units outstanding                               51,413           49,686             64,794            50,716
                                                             ------           ------             ------            ------
Net asset value per accumulation unit                        $ 0.90           $ 1.31             $ 1.13            $ 1.48
                                                             ======           ======             ======            ======


Assets                                                        DIE              DMG               DMS
Investments in shares of mutual funds and portfolios:
   at cost                                                 $ 15,812         $ 84,336          $ 183,848
                                                           --------         --------          ---------
   at market value                                         $ 17,046         $ 84,814          $ 183,850
Dividends receivable                                              -                -                773
Accounts receivable from American Centurion Life
for certificate purchase payments                                15               71              2,000
Receivable from mutual funds and portfolios
for share redemptions                                             -                -                  -
                                                                ---              ---                ---
Total assets                                                 17,061           84,885            186,623
                                                             ======           ======            =======

Liabilities
Payable to American Centurion Life for:
Mortality and expense risk fee                                   15               71                162
Certificate terminations                                          -                -                  -
Payable to mutual funds and portfolios
for investments purchased                                         -                -              2,611
                                                                ---              ---              -----
Total liabilities                                                15               71              2,773
                                                                 --               --              -----
Net assets applicable to contracts in
accumulation period                                        $ 17,046         $ 84,814          $ 183,850
                                                           --------         --------          ---------
Accumulation units outstanding                               14,542           62,875            169,770
                                                             ------           ------            -------
Net asset value per accumulation unit                        $ 1.18           $ 1.34             $ 1.08
                                                             ======           ======             ======
See accompanying notes to financial statements.




ACL Variable Annuity Account 1

Statements of Net Assets (continued)                                                                                 Dec. 31, 1998
                                                                                   Segregated Asset Subaccount

Assets                                                           DSI                 DII                  DSG                DWG
Investments in shares of mutual funds and portfolios:
   at cost                                                     $23,879            $ 289,182            $472,799          $ 480,839
                                                               -------            ---------            --------          ---------
   at market value                                             $22,421            $ 318,737            $573,492          $ 529,322
Dividends receivable                                               137                    -                   -                  -
Accounts receivable from American Centurion Life
for certificate purchase payments                                    -                    -                   -                  -
Receivable from mutual funds and portfolios
for share redemptions                                                -                   14                   -                 15
                                                                                         --                                     --
Total assets                                                    22,558              318,751             573,492            529,337
                                                                ======              =======             =======            =======

Liabilities
Payable to American Centurion Life for:
Mortality and expense risk fee                                      19                  273                 468                424
Certificate terminations                                             -                   14                   -                 15
Payable to mutual funds and portfolios
for investments purchased                                          118                    -                   -                  -
                                                                   ---                  ---                 ---                ---
Total liabilities                                                  137                  287                 468                439
                                                                   ---                  ---                 ---                ---
Net assets applicable to contracts in
accumulation period                                            $22,421            $ 318,464            $573,024          $ 528,898
                                                               -------            ---------            --------          ---------
Accumulation units outstanding                                  21,035              220,592             352,386            339,084
                                                                ------              -------             -------            -------
Net asset value per accumulation unit                           $ 1.07               $ 1.44              $ 1.63             $ 1.56
                                                                ======               ======              ======             ======


                                                                                   Combined
                                                                                   Variable
Assets                                                           DVC                Account
Investments in shares of mutual funds and portfolios:
   at cost                                                    $ 71,394          $ 1,870,198
                                                              --------          -----------
   at market value                                            $ 86,438          $ 2,075,836
Dividends receivable                                                 -                  910
Accounts receivable from American Centurion Life                                          -
for certificate purchase payments                                    -                2,205
Receivable from mutual funds and portfolios
for share redemptions                                                -                   29
                                                                 -----                   --
Total assets                                                    86,438            2,078,980
                                                                ======            =========

Liabilities
Payable to American Centurion Life for:
Mortality and expense risk fee                                      73                1,727
Certificate terminations                                             -                   29
Payable to mutual funds and portfolios
for investments purchased                                            -                2,729
                                                                   ---                -----
Total liabilities                                                   73                4,485
                                                                    --                -----
Net assets applicable to contracts in
accumulation period                                           $ 86,365          $ 2,074,495
Accumulation units outstanding                                  74,697            1,471,590
                                                                ------            ---------
Net asset value per accumulation unit                           $ 1.16
                                                                ======

See accompanying notes to financial statements.



ACL Variable Annuity Account 1

Statements of Operations                                                                          Year ended Dec. 31, 1998

                                                                               Segregated Asset Subaccount

Investment income                                               DGR               DVL               DAG                DCR
Dividend income from mutual funds and portfolios              $ 2,302          $ 3,592            $ 4,631           $ 4,746
Mortality and expense risk fee                                    443              591                604               442
                                                                  ---              ---                ---               ---
Investment income (loss) - net                                  1,859            3,001              4,027             4,304
                                                                -----            -----              -----             -----

Realized and unrealized gain (loss)
on investments - net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
Proceeds from sales                                            36,783           24,996             43,034             6,482
Cost of investments sold                                       43,692           24,427             41,149             6,388
                                                               ------           ------             ------             -----
Net realized gain (loss) on investments                        (6,909)             569              1,885                94
Net change in unrealized appreciation or
depreciation of investments                                     2,844           (1,870)              (647)            5,923
                                                                -----           ------               ----             -----
Net gain (loss) on investments                                 (4,065)          (1,301)             1,238             6,017
                                                               ------           ------              -----             -----
Net increase (decrease) in net assets
resulting from operations                                    $ (2,206)         $ 1,700              5,265            10,321
                                                             ========          =======              =====            ======


Investment income                                                DIE              DMG               DMS
Dividend income from mutual funds and portfolios                $ 215          $ 9,344            $ 5,961
Mortality and expense risk fee                                    163              786              1,200
                                                                  ---              ---              -----
Investment income (loss) - net                                     52            8,558              4,761
                                                                   --            -----              -----

Realized and unrealized gain (loss)
on investments - net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
Proceeds from sales                                             5,122           61,317            857,248
Cost of investments sold                                        4,899           58,620            857,247
                                                                -----           ------            -------
Net realized gain (loss) on investments                           223            2,697                  1
Net change in unrealized appreciation or
depreciation of investments                                     1,882              824                  2
                                                                -----              ---                  -
Net gain (loss) on investments                                  2,105            3,521                  3
                                                                -----            -----                  -
Net increase (decrease) in net assets
resulting from operations                                       2,157           12,079              4,764
                                                                =====           ======              =====
See accompanying notes to financial statements.




ACL Variable Annuity Account 1

Statements of Operations (continued)                                                                    Year ended Dec. 31, 1998

                                                                                  Segregated Asset Subaccount

Investment income                                              DSI                 DII                  DSG                DWG
Dividend income from mutual funds and portfolios             $ 1,572             $ 16,102            $ 27,972           $ 18,352
Mortality and expense risk fee                                   211                2,587               4,157              4,652
                                                                 ---                -----               -----              -----
Investment income (loss) - net                                 1,361               13,515              23,815             13,700
                                                               -----               ------              ------             ------

Realized and unrealized gain (loss)
on investments - net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
Proceeds from sales                                           36,875               53,161             448,345            983,686
Cost of investments sold                                      37,132               50,071             453,207            954,670
                                                              ------               ------             -------            -------
Net realized gain (loss) on investments                         (257)               3,090              (4,862)            29,016
Net change in unrealized appreciation or
depreciation of investments                                   (1,222)              15,916              82,115             31,627
                                                              ------               ------              ------             ------
Net gain (loss) on investments                                (1,479)              19,006              77,253             60,643
                                                              ------               ------              ------             ------
Net increase (decrease) in net assets
resulting from operations                                     $ (118)            $ 32,521            $101,068           $ 74,343
                                                              ======             ========            ========           ========

                                                                                 Combined
                                                                                 Variable
Investment income                                               DVC               Account
Dividend income from mutual funds and portfolios                 $ -             $ 94,789
Mortality and expense risk fee                                   771               16,607
                                                                 ---               ------
Investment income (loss) - net                                  (771)              78,182
                                                                ----               ------

Realized and unrealized gain (loss)
on investments - net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
Proceeds from sales                                              566            2,557,615
Cost of investments sold                                         578            2,532,080
                                                                 ---            ---------
Net realized gain (loss) on investments                          (12)              25,535
Net change in unrealized appreciation or
depreciation of investments                                    5,155              142,549
                                                               -----              -------
Net gain (loss) on investments                                 5,143              168,084
                                                               -----              -------
Net increase (decrease) in net assets
resulting from operations                                    $ 4,372            $ 246,266
                                                             =======            =========
See accompanying notes to financial statements.




ACL Variable Annuity Account 1

Statements of Changes in Net Assets                                                             Year ended Dec. 31, 1998

                                                                            Segregated Asset Subaccount

Operations                                                   DGR               DVL               DAG                DCR
Investment income (loss) - net                             $ 1,859          $ 3,001            $ 4,027           $ 4,304
Net realized gain (loss) on investments                     (6,909)             569              1,885                94
Net change in unrealized appreciation or
depreciation of investments                                  2,844           (1,870)              (647)            5,923
                                                             -----           ------               ----             -----
Net increase (decrease) in net assets
resulting from operations                                   (2,206)           1,700              5,265            10,321
                                                            ======            =====              =====            ======

Certificate transactions
Certificate purchase payments                                6,866            4,082              6,904             6,247
Net transfers*                                               2,832           18,238             14,251            34,931
Certificate charges                                            (89)              (9)              (117)              (80)
Certificate terminations:
Surrender benefits                                               -                -               (239)           (4,076)
                                                             -----           ------               ----            ------
Increase (decrease) from certificate transactions            9,609           22,311             20,799            37,022
Net assets at beginning of year                             38,792           41,329             46,842            27,829
                                                            ------           ------             ------            ------
Net assets at end of year                                 $ 46,195         $ 65,340           $ 72,906           $75,172
                                                          ========         ========           ========           =======

Accumulation unit activity
Units outstanding at beginning of year                      41,823           32,637             42,084            23,022
Certificate purchase payments                                7,620            3,035              6,256             4,760
Net transfers*                                               2,066           14,021             16,789            26,094
Certificate charges                                            (96)              (7)               (99)              (64)
Certificate terminations:
Surrender benefits                                               -                -               (236)           (3,096)
                                                            ------           ------               ----            ------
Units outstanding at end of year                            51,413           49,686             64,794            50,716
                                                            ======           ======             ======            ======



Operations                                                    DIE              DMG               DMS
Investment income (loss) - net                                $ 52          $ 8,558            $ 4,761
Net realized gain (loss) on investments                        223            2,697                  1
Net change in unrealized appreciation or
depreciation of investments                                  1,882              824                  2
                                                             -----              ---                  -
Net increase (decrease) in net assets
resulting from operations                                    2,157           12,079              4,764
                                                             =====           ======              =====

Certificate transactions
Certificate purchase payments                                2,107            6,484            423,167
Net transfers*                                              (1,009)          17,594           (440,645)
Certificate charges                                            (54)            (105)                (2)
Certificate terminations:
Surrender benefits                                            (886)          (2,814)                 -
                                                              ----           ------             ------
Increase (decrease) from certificate transactions              158           21,159            (17,480)
                                                               ---           ------            -------
Net assets at beginning of year                             14,731           51,576            196,566
                                                            ------           ------            -------
Net assets at end of year                                 $ 17,046         $ 84,814          $ 183,850
                                                          ========         ========          =========

Accumulation unit activity
Units outstanding at beginning of year                      14,411           43,796            188,943
Certificate purchase payments                                1,864            5,255            399,642
Net transfers*                                                (871)          16,151           (418,814)
Certificate charges                                            (48)             (84)                (1)
Certificate terminations:
Surrender benefits                                            (814)          (2,243)                 -
                                                              ----           ------             ------
Units outstanding at end of year                            14,542           62,875            169,770
                                                            ======           ======            =======

*Includes  transfer activity from (to) other subaccounts and transfers from (to)
American  Centurion Life's fixed account.
See  accompanying  notes to financial statements.



ACL Variable Annuity Account 1

Statements of Changes in Net Assets (continued)                                                      Year ended Dec. 31, 1998

                                                                               Segregated Asset Subaccount

Operations                                                   DSI                 DII                  DSG                DWG
Investment income (loss) - net                            $ 1,361             $ 13,515            $ 23,815           $ 13,700
Net realized gain (loss) on investments                      (257)               3,090              (4,862)            29,016
Net change in unrealized appreciation or
depreciation of investments                                (1,222)              15,916              82,115             31,627
                                                           ------               ------              ------             ------
Net increase (decrease) in net assets
resulting from operations                                    (118)              32,521             101,068             74,343
                                                             ====               ======             =======             ======

Certificate transactions
Certificate purchase payments                               3,159               20,730              35,395             32,002
Net transfers*                                              5,586               74,558             175,149            134,946
Certificate charges                                           (32)                (171)               (204)              (465)
Certificate terminations:
Surrender benefits                                         (2,005)              (4,747)            (10,164)           (18,342)
                                                           ------               ------             -------            -------
Increase (decrease) from certificate transactions           6,708               90,370             200,176            148,141
                                                            -----               ------             -------            -------
Net assets at beginning of year                            15,831              195,573             271,780            306,414
                                                           ------              -------             -------            -------
Net assets at end of year                                 $22,421            $ 318,464            $573,024          $ 528,898
                                                          =======            =========            ========          =========

Accumulation unit activity
Units outstanding at beginning of year                     14,926              154,631             229,764            251,604
Certificate purchase payments                               2,938               15,382              26,249             22,301
Net transfers*                                              5,041               54,277             104,139             78,497
Certificate charges                                           (30)                (126)               (155)              (336)
Certificate terminations:
Surrender benefits                                         (1,840)              (3,572)             (7,611)           (12,982)
                                                           ------               ------              ------            -------
Units outstanding at end of year                           21,035              220,592             352,386            339,084
                                                           ======              =======             =======            =======


                                                                              Combined
                                                                              Variable
Operations                                                    DVC              Account
Investment income (loss) - net                             $ (771)            $ 78,182
Net realized gain (loss) on investments                       (12)              25,535
Net change in unrealized appreciation or
depreciation of investments                                 5,155              142,549
                                                            -----              -------
Net increase (decrease) in net assets
resulting from operations                                   4,372              246,266

Certificate transactions
Certificate purchase payments                               4,027              551,170
Net transfers*                                              7,404               43,835
Certificate charges                                           (34)              (1,362)
Certificate terminations:
Surrender benefits                                           (246)             (43,519)
                                                             ----              -------
Increase (decrease) from certificate transactions          11,151              550,124
                                                           ------              -------
Net assets at beginning of year                            70,842            1,278,105
                                                           ------            ---------
Net assets at end of year                                $ 86,365          $ 2,074,495
                                                         ========          ===========

Accumulation unit activity
Units outstanding at beginning of year                     64,614
Certificate purchase payments                               3,737
Net transfers*                                              6,612
Certificate charges                                           (30)
Certificate terminations:
Surrender benefits                                           (236)
                                                             ----
Units outstanding at end of year                           74,697
                                                           ======

*Includes  transfer activity from (to) other subaccounts and transfers from (to)
American  Centurion Life's fixed account.
See  accompanying  notes to financial statements.




ACL Variable Annuity Account 1

Statements of Changes in Net Assets                                                            Year ended Dec. 31, 1997

                                                                           Segregated Asset Subaccount

Operations                                                  DGR**            DVL***              DAG               DCR
Investment income (loss) - net                              $ (90)          $ (199)            $ 3,682            $ 385
Net realized gain (loss) on investments                     1,193               13               2,170                3
Net change in unrealized appreciation or
depreciation of investments                                  (656)           5,610                (108)             511
                                                             ----            -----                ----              ---
Net increase (decrease) in net assets resulting
from operations                                               447            5,424               5,744              899
                                                              ===            =====               =====              ===

Certificate transactions
Certificate purchase payments                               3,846              890               4,505            3,046
Net transfers*                                             41,857           35,015              44,950           23,884
Certificate charges                                             -                -                   -                -
Certificate terminations:
Surrender benefits                                         (7,358)               -              (8,357)               -
                                                           ------           ------              ------           ------
Increase (decrease) from certificate transactions          38,345           35,905              41,098           26,930
                                                           ------           ------              ------           ------
Net assets at beginning of year                                 -                -                   -                -
                                                           ------           ------              ------           ------
Net assets at end of year                                $ 38,792         $ 41,329            $ 46,842         $ 27,829
                                                         ========         ========            ========         ========

Accumulation unit activity
Units outstanding at beginning of year                          -                -                   -                -
Certificate purchase payments                               4,034              730               4,331            2,623
Net transfers*                                             44,923           31,907              45,362           20,399
Certificate charges                                             -                -                   -                -
Certificate terminations:
Surrender benefits                                         (7,134)               -              (7,609)               -
                                                           ------           ------              ------           ------
Units outstanding at end of year                           41,823           32,637              42,084           23,022
                                                           ======           ======              ======           ======



Operations                                                   DIE              DMG                DMS
Investment income (loss) - net                              $ 486          $ 3,955             $ 5,613
Net realized gain (loss) on investments                     1,984            5,208                  (1)
Net change in unrealized appreciation or
depreciation of investments                                  (648)            (346)                  -
                                                             ----             ----               -----
Net increase (decrease) in net assets resulting
from operations                                             1,822            8,817               5,612
                                                            =====            =====               =====

Certificate transactions
Certificate purchase payments                               2,399            8,633           1,139,815
Net transfers*                                             10,552           34,209            (918,713)
Certificate charges                                             -                -                   -
Certificate terminations:
Surrender benefits                                            (42)             (83)            (30,148)
                                                              ---              ---             -------
Increase (decrease) from certificate transactions          12,909           42,759             190,954
                                                           ------           ------             -------
Net assets at beginning of year                                 -                -                   -
                                                           ------            -----             -------
Net assets at end of year                                $ 14,731         $ 51,576            $196,566
                                                         ========         ========            ========

Accumulation unit activity
Units outstanding at beginning of year                          -                -                   -
Certificate purchase payments                               2,280            7,680           1,127,356
Net transfers*                                             12,172           36,188            (908,656)
Certificate charges                                             -                -                   -
Certificate terminations:
Surrender benefits                                            (41)             (72)            (29,757)
                                                              ---              ---             -------
Units outstanding at end of year                           14,411           43,796             188,943
                                                           ======           ======             =======

*Includes transfer activity from (to) other subaccounts and transfers (from) to American Centurion Life's fixed account.
**For the period Jan. 29, 1997 (commencement of operations) to Dec. 31, 1997.
***For the period Sept. 3, 1997 (commencement of operations) to Dec. 31, 1997.
See accompanying notes to financial statements.




ACL Variable Annuity Account 1

Statements of Changes in Net Assets (continued)                                               Year ended Dec. 31, 1997

                                                                         Segregated Asset Subaccount
Operations                                                  DSI              DII               DSG***             DWG**
Investment income (loss) - net                             $ 925           $12,661           $ 4,678           $ 1,896
Net realized gain (loss) on investments                       60               900             7,100             7,746
Net change in unrealized appreciation or
depreciation of investments                                 (236)           13,639            18,578            16,856
                                                            ----            ------            ------            ------
Net increase (decrease) in net assets resulting
from operations                                              749            27,200            30,356            26,498
                                                             ===            ======            ======            ======

Certificate transactions
Certificate purchase payments                              4,193            12,358            14,805            20,785
Net transfers*                                            11,921           161,167           237,890           260,351
Certificate charges                                            -               (15)                -               (15)
Certificate terminations:
Surrender benefits                                        (1,032)           (5,137)          (11,271)           (1,205)
                                                          ------            ------           -------            ------
Increase (decrease) from certificate transactions         15,082           168,373           241,424           279,916
                                                          ------           -------           -------           -------
Net assets at beginning of year                                -                 -                 -                 -
                                                          ------           -------           -------           -------
Net assets at end of year                               $ 15,831          $195,573          $271,780         $ 306,414
                                                        ========          ========          ========         =========

Accumulation unit activity
Units outstanding at beginning of year                         -                 -                 -                 -
Certificate purchase payments                              4,102            10,445            12,628            17,382
Net transfers*                                            11,810           148,447           226,581           235,235
Certificate charges                                            -               (12)                -               (12)
Certificate terminations:
Surrender benefits                                          (986)           (4,249)           (9,445)           (1,001)
                                                            ----            ------            ------            ------
Units outstanding at end of year                          14,926           154,631           229,764           251,604
                                                          ======           =======           =======           =======


                                                                          Combined
                                                                          Variable
Operations                                                  DVC***         Account
Investment income (loss) - net                            $ (462)         $ 33,530
Net realized gain (loss) on investments                        8            26,384
Net change in unrealized appreciation or
depreciation of investments                                9,889            63,089
                                                           -----            ------
Net increase (decrease) in net assets resulting
from operations                                            9,435           123,003
                                                           =====           =======

Certificate transactions
Certificate purchase payments                              2,383         1,217,658
Net transfers*                                            59,105             2,188
Certificate charges                                            -               (30)
Certificate terminations:
Surrender benefits                                           (81)          (64,714)
                                                             ---           -------
Increase (decrease) from certificate transactions         61,407         1,155,102
                                                          ------         ---------
Net assets at beginning of year                                -                 -
                                                          ------         ---------
Net assets at end of year                               $ 70,842        $1,278,105
                                                        ========        ==========

Accumulation unit activity
Units outstanding at beginning of year                         -
Certificate purchase payments                              2,259
Net transfers*                                            62,433
Certificate charges                                            -
Certificate terminations:
Surrender benefits                                           (78)
                                                             ---
Units outstanding at end of year                          64,614
                                                          ======

*Includes transfer activity from (to) other subaccounts and transfers (from) to American Centurion Life for conversion from (to) fixed account.
**For the period Jan. 29, 1997 (commencement of operations) to Dec. 31, 1997.
***For the period Sept. 3, 1997 (commencement of operations) to Dec. 31, 1997.
See accompanying notes to financial statements.




ACL Variable Annuity Account 1

Notes to Financial Statements

1. Organization

ACL Variable Annuity Account 1 (the Account) was established  under New York law on Feb. 9, 1995 and the  subaccounts  are  registered  together as a single unit
investment  trust  of  American   Centurion  Life  Assurance  Company  (American
Centurion  Life) under the Investment  Company Act of 1940, as amended (the 1940
Act). Operations of the Account commenced on Jan. 1, 1997.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as diversified, open-end management investment companies and have the following investment managers.

Subaccount      Invests exclusively in shares of                               Investment Manager

DGR             American Century VP Capital Appreciation                       American Century Investment Management Inc.
DVL             American Century VP Value                                      American Century Investment Management Inc.
DAG             IDS Life Aggressive Growth Fund                                IDS Life Insurance Company 1
DCR             IDS Life Capital Resource Fund                                 IDS Life Insurance Company 1
DIE             IDS Life International Equity Fund                             IDS Life Insurance Company 2
DMG             IDS Life Managed Fund                                          IDS Life Insurance Company 1
DMS             IDS Life Moneyshare Fund                                       IDS Life Insurance Company 1
DSI             IDS Life Special Income Fund                                   IDS Life Insurance Company 1
DII             INVESTCO VIF - Equity Income Fund                              INVESTCO Funds Group, Inc.
DSG             Janus Aspen Series Growth Portfolio                            Janus Capital Corporation
DWG             Janus Aspen Series Worldwide Growth Portfolio                  Janus Capital Corporation
DVC             Warburg Pincus Trust-- Post-Venture Capital Portfolio          Warburg Pincus Counsellors, Inc.

1 American Express Financial Corporation (AEFC) is the investment advisor.
2  AEFC  is  the  investment   advisor.   American   Express  Asset   Management
International Inc. is the sub-investment advisor.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Centurion Life.

American Centurion Life serves as issuer of the contracts.

2. Summary of Significant Accounting Policies

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold.
The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized  appreciation  or  depreciation  of investments  in the  accompanying
financial   statements   represents  the   subaccounts'   share  of  the  Funds'
undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

American Centurion Life is taxed as a life insurance company. The Account is treated as part of American Centurion Life for federal income tax purposes.
Under existing tax law, no income taxes are payable with respect to any investment income of the Account.

3. Mortality and Expense Risk Fee

American Centurion Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. The mortality and expense risk fee paid to American Centurion Life is computed daily and is equal, on an annual basis, to 1% of the average daily net assets of the subaccounts.

4. Certificate Administrative Charges

An annual charge of $30 is deducted from the certificate value of each Privileged Assets Select Annuity certificate. The annual charges are deducted on each certificate anniversary for administrative services provided to the Account by American Centurion Life. The deduction is allocated to the subaccounts on a pro-rata basis. American Centurion Life does not anticipate that it will make any profit on this charge. If the total purchase payments (less partial surrenders) on a certificate anniversary are at least $10,000 the charge will be waived. American Centurion Life reserves the right to increase the charge in the future, however, in no event will the charge exceed $50 per year.

5. Investment in Shares

The subaccounts' investment in shares of the Funds as of Dec. 31, 1998 were as follows:

Subaccount    Investment                                                Shares             NAV

DGR           American Century VP Capital Appreciation                   5,126         $  9.02
DVL           American Century VP Value                                  9,718            6.73
DAG           IDS Life Aggressive Growth Fund                            4,755           15.33
DCR           IDS Life Capital Resource Fund                             2,302           32.65
DIE           IDS Life International Equity Fund                         1,094           15.58
DMG           IDS Life Managed Fund                                      4,580           18.52
DMS           IDS Life Moneyshare Fund                                 183,865            1.00
DSI           IDS Life Special Income Fund                               2,019           11.11
DII           INVESCO VIF - Equity Income Fund                          17,127           18.61
DSG           Janus Aspen Series Growth Portfolio                       24,362           23.54
DWG           Janus Aspen Series Worldwide Growth Portfolio             18,196           29.09
DVC           Warburg Pincus Trust--Post-Venture Capital Portfolio       7,338           11.78

6. Investment Transactions

The subaccounts' purchases of Funds' shares,  including reinvestment of dividend distributions, were as follows:
                                                                                  Year ended Dec. 31,
Subaccount     Investment                                                      1998                  1997

DGR            American Century VP Capital Appreciation                  $   48,257            $   91,494
DVL            American Century VP Value                                     50,336                35,845
DAG            IDS Life Aggressive Growth Fund                               67,818                79,820
DCR            IDS Life Capital Resource Fund                                47,786                27,394
DIE            IDS Life International Equity Fund                             5,319                42,503
DMG            IDS Life Managed Fund                                         90,990               118,139
DMS            IDS Life Moneyshare Fund                                     844,529             1,434,076
DSI            IDS Life Special Income Fund                                  44,944                38,309
DII            INVESCO VIF - Equity Income Fund                             157,145               215,166
DSG            Janus Aspen Series Growth Portfolio                          672,558               461,201
DWG            Janus Aspen Series Worldwide Growth Portfolio              1,145,676               471,245
DVC            Warburg Pincus Trust--Post-Venture Capital Portfolio          10,956                61,099
               Combined Variable Account                                 $3,186,314            $3,076,291

7. Year 2000 Issue (unaudited)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of American Centurion Life and the Account. American Centurion Life and the Account have no computer systems of their own but are dependent upon the systems of AEFC and certain other third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year
2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's target date for substantially completing corrective measures on business critical systems was Dec. 31, 1998. Substantial testing of these systems was targeted for completion early in 1999. AEFC is currently on track with this schedule and is also on track to finish the work on non-critical systems by June
30, 1999. The Year 2000 readiness of unaffiliated investment managers and other third parties whose system failures could have an impact on American Centurion
Life's and the Account's operations continues to be evaluated. The potential materiality of any such impact is not known at this time.

AEFC's Year 2000 project includes establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. These plans are being amended to include specific Year 2000 considerations and will continue to be refined throughout 1999 as additional information related to potential Year 2000 exposure is gathered.


Report of Independent Auditors

The Board of Directors
American Centurion Life Assurance Company


We have audited the accompanying balance sheets of American Centurion Life Assurance Company (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 1998 and 1997, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Centurion Life Assurance Company at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles.



/s/Ernst & Young LLP
February 4, 1999
Minneapolis, Minnesota



                                AMERICAN CENTURION LIFE ASSURANCE COMPANY
                                              BALANCE SHEETS
                                               December 31,
                                   ($ thousands, except share amounts)

ASSETS                                                                                   1998             1997
------                                                                             ----  -------    ----  ----
Investments:
  Fixed maturities:
     Held to maturity, at amortized cost (fair value:
       1998, $14,307; 1997, $18,153)                                                   $  13,894        $  17,698
     Available for sale, at fair value (amortized cost:
       1998, $269,483; 1997, $210,940)                                                   273,873          216,161
                                                                                       ---------        ---------
Total Investments                                                                        287,767          233,859

Cash and cash equivalents                                                                 13,992            3,756
Amounts recoverable from reinsurers                                                        2,515            2,728
Accrued investment income                                                                  4,364            3,120
Deferred policy acquisition costs                                                         12,864            9,280
Other assets                                                                                  69            1,591
Assets held in separate accounts                                                          12,614            1,280
                                                                                      ----------      -----------

          Total assets                                                                  $334,185         $255,614
                                                                                        ========         ========


LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
  Future policy benefits:
    Fixed annuities                                                                     $268,348         $206,531
    Traditional life insurance                                                             1,724            1,884
    Disability income insurance                                                              225              225
  Policy claims and other policyholders' funds                                             2,048            2,305
  Amounts due to broker                                                                       --            4,941
  Deferred income taxes                                                                    1,758            2,391
  Other liabilities                                                                          463              741
  Liabilities related to separate accounts                                                12,614            1,280
                                                                                      ----------      -----------
          Total liabilities                                                              287,180          220,298
                                                                                       ---------        ---------

Stockholder's equity:
  Capital stock, $10 par value per share;
     100,000 shares authorized, issued and outstanding                                     1,000            1,000
  Additional paid-in capital                                                              26,600           16,600
  Accumulated other comprehensive income:

      Net unrealized securities gains                                                      2,512            3,139
  Retained earnings                                                                       16,893           14,577
                                                                                      ----------       ----------

          Total stockholder's equity                                                      47,005           35,316
                                                                                      ----------       ----------

Total liabilities and stockholder's equity                                              $334,185         $255,614
                                                                                        ========         ========



                                         See accompanying notes.


                                AMERICAN CENTURION LIFE ASSURANCE COMPANY
                                           STATEMENTS OF INCOME

                                         Years ended December 31,
                                              ($ thousands)


                                                                       1998             1997              1996
                                                                 -     -----       -    -----       -     ----

Revenues:
   Net investment income                                              $ 18,990          $ 13,331          $ 8,851
   Contractholder charges                                                  568               318              306
   Mortality and expense risk fees                                          87                 8               --
   Net realized gain (loss) on investments                                  39                25              (57)
                                                                   -----------       -----------          -------

          Total revenues                                                19,684            13,682            9,100
                                                                      --------          --------           ------

Benefits and expenses:
   Death and other benefits on investment contracts                         72                 2               --
   Interest credited on investment contracts                            12,838             8,887            5,849
   Amortization of deferred policy acquisition costs                       624               114               21
   Other operating expenses                                              2,260             1,324            1,387
                                                                      --------          --------          -------

          Total expenses                                                15,794            10,327            7,257
                                                                       -------           -------          -------


Income before income taxes                                               3,890             3,355            1,843

Income taxes                                                             1,574             1,389              678
                                                                      --------          --------         --------

Net income                                                             $ 2,316           $ 1,966          $ 1,165
                                                                       =======           =======          =======


                                         See accompanying notes.



                                AMERICAN CENTURION LIFE ASSURANCE COMPANY
                                    STATEMENTS OF STOCKHOLDER'S EQUITY
                                   Three years ended December 31, 1998
                                              ($ thousands)


                                                                                             Accumulated Other
                                                                                               Comprehensive
                                                        Total                   Additional
                                                    Stockholder's    Capital      Paid-In         Income,         Retained
                                                       Equity         Stock       Capital        Net of Tax       Earnings


Balance, December 31, 1995                              $ 21,250     $ 1,000       $ 6,600          $ 2,204        $ 11,446
Comprehensive income (loss):

     Net income                                            1,165          --            --               --           1,165
     Unrealized holding losses arising

         during the year, net of effect on
       deferred policy acquisition costs of
       $132 and taxes of $734                             (1,364)         --            --           (1,364)             --
      Reclassification adjustment for losses

           included in net income, net of tax                 23

           of $(12)                                                       --            --               23              --

                                                                                             -------------------
                                                   ----------------
     Other comprehensive loss                             (1,341)         --            --           (1,341)             --
                                                   ----------------

     Comprehensive loss                                     (176)


Capital contribution from parent                          10,000          --        10,000               --              --
                                                   --------------------------------------------------------------------------

Balance, December 31, 1996                                31,074       1,000        16,600              863          12,611
Comprehensive income:
     Net income                                            1,966          --            --               --           1,966
     Unrealized holding gains arising

         during the year, net of effect on
       deferred policy acquisition costs of
       $(259) and taxes of $(1,231)                        2,286          --            --            2,286              --
     Reclassification adjustment for gains

         included in net income, net of tax                  (10)
         of $5                                                            --            --              (10)             --
                                                                                             -------------------
                                                   ----------------

     Other comprehensive income                            2,276          --            --            2,276              --

                                                   ----------------
     Comprehensive income                                  4,242
                                                   --------------------------------------------------------------------------

Balance, December 31, 1997                                35,316       1,000        16,600            3,139          14,577





                                AMERICAN CENTURION LIFE ASSURANCE COMPANY
                              STATEMENTS OF STOCKHOLDER'S EQUITY (continued)
                                   Three years ended December 31, 1998
                                              ($ thousands)




                                                                                                Accumulated
                                                                                                   Other
                                                         Total                  Additional     Comprehensive
                                                   Stockholder's     Capital      Paid-In         Income,          Retained
                                                         Equity        Stock      Capital        Net of Tax        Earnings

Balance, December 31, 1997                              $ 35,316     $ 1,000     $  16,600          $ 3,139        $ 14,577
Comprehensive income:

     Net income                                            2,316          --            --               --           2,316
      Unrealized holding losses arising

         during the year, net of effect on
       deferred policy acquisition costs of
       $135, and taxes of $327                              (608)         --            --             (646)             --
      Reclassification adjustment for gains
          included in net income, net of tax                 (19)

          of $10                                                          --            --               19              --
                                                                                             -------------------
                                                   ----------------
     Other comprehensive loss                               (627)         --            --             (627)             --
                                                   ----------------
     Comprehensive income                                  1,689

Capital contribution from parent                          10,000          --        10,000               --              --

                                                   --------------------------------------------------------------------------

Balance, December 31, 1998                              $ 47,005     $ 1,000      $ 26,600          $ 2,512        $ 16,893
                                                   ==========================================================================

                                         See accompanying notes.



                                AMERICAN CENTURION LIFE ASSURANCE COMPANY
                                         STATEMENTS OF CASH FLOWS
                                         Years ended December 31,

                                              ($ thousands)

                                                                        1998              1997             1996
                                                                      --------          --------         ------

Cash flows from operating activities:
  Net income                                                          $  2,316          $  1,966         $  1,165
  Adjustments to reconcile net income to net cash
    used in operating activities:
      Change in amounts recoverable from reinsurers                        213                --              674
      Change in accrued investment income                               (1,244)           (1,016)            (604)
      Change in deferred policy acquisition costs, net                  (3,718)           (5,175)          (3,177)
      Change in other assets                                             1,522            (1,536)              75
      Change in liabilities for future policy benefits for
          traditional life and disability income insurance                (160)                1           (1,696)
      Change in policy claims and other
          policyholders' funds                                            (257)            1,614              428
      Deferred income tax (benefit) provision                             (295)              574            1,457
      Change in other liabilities                                         (278)              707           (1,087)
      (Accretion of discount)

         amortization of premium, net                                      (46)                7               56
      Net realized (gain) loss on investments                              (39)              (25)              57
      Other, net                                                            (1)                7               --
                                                                    -----------      -----------      -----------
          Net cash used in operating activities                         (1,987)           (2,876)          (2,652)
                                                                      --------          --------         --------


Cash flows from investing activities: Fixed maturities held to maturity:
        Maturities                                                       3,770             1,847            2,603
        Sales                                                               --                --              477
    Fixed maturities available for sale:

        Purchases                                                      (87,699)          (86,006)         (59,425)
        Maturities                                                      22,581             8,438            7,261
        Sales                                                            6,695             1,303            1,572

    Change in due to brokers                                            (4,941)               24            4,916
                                                                    ----------       -----------        ---------


          Net cash used in investing activities                        (59,594)          (74,394)         (42,596)
                                                                      --------          --------         --------


Cash flows from financing activities: Activity related to investment contracts:
    Considerations received                                             78,367            82,656           55,594
    Surrenders and other benefits                                      (29,388)          (24,373)         (14,870)
    Interest credited to account balances                               12,838             8,887            5,849
  Capital contribution from parent                                      10,000                --           10,000
                                                                     ---------      ------------         --------

          Net cash provided by financing activities                     71,817            67,170           56,573
                                                                     ---------            ------         --------

Net increase (decrease) in cash and cash equivalents                    10,236           (10,100)          11,325

Cash and cash equivalents at beginning of year                           3,756            13,856            2,531
                                                                    ----------          --------      -----------

Cash and cash equivalents at end of year                              $ 13,992          $  3,756         $ 13,856
                                                                     =========         =========        =========

                                         See accompanying notes.

                                AMERICAN CENTURION LIFE ASSURANCE COMPANY
                                      NOTES TO FINANCIAL STATEMENTS
                                              ($ thousands)


1.   Summary of significant accounting policies

     Nature of business

     American Centurion Life Assurance Company (the Company) is a stock life insurance company that is domiciled in New York and licensed to transact insurance business in New York, Alabama and Delaware. The Company's principal product is deferred annuities which are issued primarily to individuals who are New York residents. It offers single premium and installment premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well.

     Basis of presentation

     The Company is a wholly owned subsidiary of IDS Life Insurance Company (IDS
     Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with generally accepted accounting principles which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (see Note 4).

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Investments

     Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive income, net of deferred policy acquisition costs and deferred income taxes.

     Realized investment gain or loss is determined on an identified cost basis.

     Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

     When evidence  indicates a decline,  which is other than temporary,  in the
     underlying  value  or  earning  power  of  individual   investments,   such
     investments are written down to the fair value by a charge to income.

     Statements of cash flows

     The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

     Supplementary information to the statements of cash flows for the years ended December 31, is summarized as follows:

                                          1998            1997            1996
                                        --------        --------        --------
    Cash paid during the year for:
      Income taxes                         $42           $2,404           $257
      Interest on borrowings               332                7             --

     Contractholder charges

     Contractholder   charges  include  surrender  charges  and  fees  collected regarding the issue and administration of annuity contracts.

     Deferred policy acquisition costs

     The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, including direct response advertising costs, have been deferred on annuity contracts. The deferred acquisition costs for single premium deferred annuities and certain installment annuities are amortized primarily using the interest method. The costs for other installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies.

     Liabilities for future policy benefits

     Liabilities for single premium deferred annuities and installment annuities are accumulation values. Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates of 5.75% to 6.25%, depending on the year of issue.

     Federal income taxes

     The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

     Included in Other liabilities at December 31, 1998 and 1997 are $178 payable to and $1,532 receivable from, IDS Life for federal income taxes.

     Separate account business

     The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

     The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and the beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate accounts for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractural maximums.

     Accounting Changes

     Effective January 1, 1998, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 130, "Reporting Comprehensive Income." SFAS No. 130 requires the reporting and display of comprehensive income and its components. Comprehensive income is defined as the aggregate change in stockholder's equity excluding changes in ownership interests. For the Company, it is net income and the unrealized gains or losses on available-for-sale securities net of effect on deferred policy acquisition costs, taxes and reclassification adjustment.

     In March 1998, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 98-1, "Accounting for Costs of Computer Software Developed or Obtained for Internal Use." The SOP, which is effective January 1, 1999, requires the capitalization of certain costs incurred after the date of adoption to develop or obtain software for internal use. Software utilized by the Company is owned by AEFC and will be capitalized on AEFC's financial statements. A result, the new rule will not have a material impact on the Company's results of operations or financial condition.

     In December 1997, the AICPA issued SOP 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments," providing guidance for the timing of recognition of liabilities related to guaranty fund assessments. The Company will adopt the SOP on January 1, 1999. Adoption of the SOP will not have a material impact on the Company's results of operations or financial condition. The ultimate financial impact of the new rule will be measured based on the derivatives in place at adoption and cannot be estimated at this time.

     Reclassification

     Certain 1997 and 1996 amounts have been reclassified to conform to the 1998 presentation.

2.   Investments

     Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

     The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1998 are as follows:


                                                                      Gross            Gross
                                                   Amortized       Unrealized        Unrealized          Fair
    Held to maturity                                  Cost            Gains            Losses            Value
    ----------------                             ---- --------   --   -------     --   -------      ---  -----
    Corporate bonds and obligations                 $  12,483        $    352      $        --         $  12,835
    Mortgage-backed securities                          1,411              61               --             1,472
                                                  ------------     ----------     ------------        ----------
                                                    $  13,894        $    413      $        --         $  14,307
                                                    =========        ========      ===========         =========

    Available for sale
    U.S. Government agency obligations             $    1,075      $       70       $       --        $    1,145
    State and municipal obligations                     1,000              48               --             1,048
    Corporate bonds and obligations                   181,622           6,050            3,782           183,890
    Mortgage-backed securities                         85,786           2,036               32            87,790
                                                   ----------        --------       ----------        ----------
                                                     $269,483         $ 8,204          $ 3,814          $273,873
                                                     ========         =======          =======          ========

     The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1997 are as follows:


                                                                      Gross             Gross
                                                   Amortized        Unrealized        Unrealized          Fair
    Held to maturity                                  Cost            Gains             Losses           Value
    ----------------                             ---- --------   --   -------      -    -------      --- -----
    Corporate bonds and obligations                 $  16,176        $    368         $      26         $  16,518
    Mortgage-backed securities                          1,522             113                --             1,635
                                                   ----------        --------         ---------        ----------
                                                    $  17,698        $    481         $      26         $  18,153
                                                    =========        ========         =========         =========

    Available for sale
    U.S. Government agency obligations             $    2,085      $       15          $      1        $    2,099
    State and municipal obligations                     1,000              31                --             1,031
    Corporate bonds and obligations                   118,450           4,141               356           122,235
    Mortgage-backed securities                         89,405           1,544               153            90,796
                                                   ----------        --------         ---------        ----------
                                                     $210,940         $ 5,731          $    510          $216,161
                                                     ========         =======          =========         ========

     The amortized  cost and fair value of  investments  in fixed  maturities at
     December 31, 1998 by contractual maturity are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                              Amortized            Fair
    Held to maturity                             Cost              Value

    Due in one year or less                  $     2,249       $     2,258
    Due from one to five years                     8,433             8,748
    Due from five to ten years                       357               361
    Due in more than ten years                     1,444             1,468
    Mortgage-backed securities                     1,411             1,472
                                            ------------      ------------
                                              $   13,894        $   14,307
                                              ==========        ==========

                                              Amortized            Fair
    Available for sale                           Cost             Value

    Due in one year or less                  $     6,661       $     6,752
    Due from one to five years                    18,872            19,735
    Due from five to ten years                    97,693           100,962
    Due in more than ten years                    60,471            58,634
    Mortgage-backed securities                    85,786            87,790
                                              ----------       -----------
                                               $ 269,483         $ 273,873
                                               =========         =========

     There were no sales of fixed maturities classified as held to maturity in 1998 and 1997. During the year ended December 31, 1996, fixed maturities classified as held to maturity were sold with amortized cost of $500. Net gains and losses on these sales were not significant. The sales of these fixed maturities were due to significant deterioration in the issuers' credit worthiness.

     In addition, fixed maturities available for sale were sold during 1998 with proceeds of $6,695 and gross realized gains and losses of $253 and $224, respectively. Fixed maturities available for sale were sold during 1997 with proceeds of $1,303 and gross realized gains and losses of $14 and $nil, respectively. Fixed maturities available for sale were sold during 1996 with proceeds of $1,572 and gross realized gains and losses of $36 and $71, respectively.

     At December 31, 1998, bonds carried at $1,075 were on deposit with various states as required by law.

     Securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $53 million of securities which are rated by American Express Financial Corporation's internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

           Rating                            1998              1997
    ----------------------             -   ---------     -   ------
    Aaa/AAA                                 $ 88,286          $ 92,682
    Aa/AA                                      4,942             3,890
    Aa/A                                       2,509             1,952
    A/A                                       26,700            28,258
    A/BBB                                     13,439             7,802
    Baa/BBB                                  104,236            61,661
    Baa/BB                                     5,651             4,011
    Below investment grade                    37,614            28,382
                                           ---------         ---------
                                            $283,377          $228,638
                                            ========          ========

     At December 31, 1998, approximately 83 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than ten percent of stockholder's equity.

     Net investment income for the years ended December 31 is summarized as follows:

                                      1998             1997              1996
                                   --------         --------           ------
Interest on fixed maturities        $  19,338        $  13,818          $  9,170
Interest on cash equivalents              131              276               308
Other                                     132                1                16
                                  ------------    -------------       ----------
                                       19,601           14,095             9,494
Less investment expenses                  611              764               643
                                  -----------      -----------        ----------
                                    $  18,990        $  13,331         $   8,851
                                    =========        =========         =========

     Net realized gain (loss) on investments was $39, $25 and $(57) for the years ended December 31, 1998, 1997 and 1996, respectively, and was entirely due to sales of fixed maturities.

     Changes in net unrealized (depreciation) appreciation of investments for the years ended December 31 are summarized as follows:

                                                1998        1997         1996
                                              -------     -------      ------
    Fixed maturities available for sale         $(831)      $ 3,761    $ (1,931)

3.   Income taxes

     The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

     The income tax expense (benefit) for the years ended December 31, consists of the following:

                                    1998              1997             1996
                                  ------      --    ------         ------
    Federal income taxes:
      Current                      $ 1,544          $  486            $ (819)
      Deferred                        (295)            574             1,457
                                  ---------         ------             -----
                                     1,249           1,060               638

    State income taxes-current         325             329                40
                                 ---------          ------           -------
    Income tax expense             $ 1,574          $1,389            $  678
                                   =======          ======            ======

     Increases to the federal income tax provision applicable to pretax income based on the statutory rate for the years ended December 31, are attributable to:


                                                       1998                     1997                  1996
                                                   ------------             ------------    --------------------
                                          Provision       Rate      Provision      Rate     Provision      Rate
     Federal income taxes based
       on the statutory rate               $1,361         35.0%      $1,174        35.0%        $ 645       35.0%
     Increases are attributable to:
        State tax, net                        211          5.4          214         6.4            26        1.4
       Other, net                               2          0.1            1           0             7         .4
                                           ------         -----     --------        ------   --------       ----
     Federal income taxes                  $1,574         40.5%      $1,389        41.4%        $ 678       36.8%
                                           ------           ----       ------          ----     -----       ----


     Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

    Deferred income tax assets:                       1998              1997
                                                     -----             -----
    Policy reserves                                  $ 3,049           $ 1,616
                                                     -------           -------
    Deferred income tax liabilities:
      Deferred policy acquisition costs                3,234             2,144
      Investments                                      1,518             1,703
      Other                                               55               160
                                                 -----------          --------
         Total deferred income tax liabilities         4,807             4,007
                                                   ---------           -------
         Net deferred income tax liabilities         $ 1,758            $2,391
                                                     =======            ======

     The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4.   Stockholder's equity

     Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be approved by the New York Department of Insurance. Statutory unassigned surplus aggregated $7,512 and $6,278 as of December 31, 1998 and 1997, respectively (see note 9 for a reconciliation of net income and stockholder's equity per the accompanying financial statements to statutory net income and surplus).

5.   Related party transactions

     The Company participates in the American Express Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $3, $nil and $nil in 1998, 1997 and 1996, respectively.

     The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 1998, 1997 and 1996 were $19, $23 and $19, respectively.

     The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. Costs of these plans charged to operations in 1998, 1997 and 1996 were $nil.

     Charges by IDS Life and AEFC for use of joint facilities, marketing services and other services aggregated $2,910, $2,536 and $3,142 for 1998, 1997 and 1996, respectively. Certain of these costs are included in deferred policy acquisition costs.

6.   Lines of credit

     The Company has an available line of credit with AEFC of $10,000 at AEFC's cost of funds. The interest rate for the line of credit is AEFC's cost of funds, ranging from 20 to 45 basis points over an established index. There were no borrowings outstanding under this agreement at December 31, 1998 or 1997.

7.   Commitments and contingencies

     A number of lawsuits have been filed against life and health insurers in jurisdictions in which the Company conducts business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. The Company, along with AEFC and its insurance subsidiaries, has been named as a defendant in one of these types of actions.

     The plaintiffs purport to represent a class consisting of all persons who purchased policies or contracts from IDS Life and its subsidiaries. The complaint puts at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. IDS Life and its subsidiaries believe they have meritorious defenses to the claims raised in this lawsuit.

     The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of this lawsuit should not have a material adverse effect on the Company's financial position.

     The Company has an agreement whereby it ceded 100 percent of a block of individual life insurance and individual annuities to an unaffiliated company. At December 31, 1998 and 1997, traditional life insurance in-force aggregated $191,972 and $216,961, respectively, of which $191,737 and $216,726 were reinsured at the respective year ends. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $1,354, $1,346 and $1,351 for the years ended December 31, 1998, 1997 and 1996. Reinsurance recovered from reinsurers amounted to $601, $718 and $2,027 for the years ended December 31, 1998, 1997 and 1996. Reinsurance contracts do not relieve the Company from its primary obligations to policyholders.

8.   Fair values of financial instruments

     The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.


                                                                                     December 31,
                                                                         1998                    1997

                                                       Carrying           Fair           Carrying           Fair
    Financial Assets                                    Amount            Value            Amount           Value
    ----------------                                --  --------         ------       -    ------          ------
    Investments in fixed maturities (Note 2)
      Held to maturity                                 $  13,894      $     14,307       $  17,698        $  18,153
      Available for sale                                 273,873           273,873         216,161          216,161
    Cash and cash equivalents (Note 1)                    13,992            13,992           3,756            3,756
    Separate account assets                               12,614            12,614           1,280            1,280

    Financial Liabilities
    Future policy benefits for fixed
      Annuities                                         $268,285        $  258,578        $206,516         $200,209
    Separate account liabilities                          12,614            11,851           1,280            1,233


     At December 31, 1998 and 1997, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $63 and $15, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 1998 and 1997. The fair values of deferred annuities and separate account liabilities are estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1998 and 1997.

9.   Statutory insurance accounting practices

     Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:


                                                                       1998              1997             1996
                                                                 --    ----       --     ----       --    ----

    Net income, per accompanying financial statements                 $ 2,316          $ 1,966           $ 1,165
    Deferred policy acquisition costs                                  (3,719)          (5,175)           (3,177)
    Adjustments of future policy benefit liabilities                    3,540            2,222               (57)
    Deferred federal income taxes                                        (295)             574             1,457
    IMR gain/loss transfer and amortization                              (148)             (16)               47
    Deferred surrender charge                                             665               --                --
    Prior period adjustment                                                --               --              (313)
    Other, net                                                           (252)             255                16
                                                                     ---------        --------         ---------
    Net income (loss), on basis of statutory
      accounting practices                                            $ 2,107          $  (174)          $  (862)
                                                                      =======          =======           =======

    Stockholder's equity, per accompanying
      financial statements                                            $47,005          $35,316
    Deferred policy acquisition costs                                 (12,864)          (9,280)
    Adjustments of future policy benefit liabilities                    8,694            5,367
    Adjustments of reinsurance ceded reserves                          (2,515)          (2,728)
    Deferred federal income taxes                                       1,758            2,391
    Asset valuation reserve                                            (2,986)          (2,107)
    Net unrealized gain on investments                                 (4,390)          (5,220)
    Interest maintenance reserve                                         (227)             (79)
    Other, net                                                            637              219
                                                                   ----------       ----------
    Stockholder's equity on basis of statutory
      accounting practices                                            $35,112          $23,879
                                                                      =======          =======


10.  Year 2000 (unaudited)

     The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Company. All of the systems used by the Company are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. The Company's business is heavily dependent upon AEFC's computer systems and has significant interactions with systems of third parties.

     A comprehensive review of AEFC's computer systems and business processes, including those specific to the Company, has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's target date for substantially completing corrective measures on business critical systems was December 31, 1998. Substantial testing of these systems was targeted for completion early in 1999. AEFC is currently on track with this schedule and is also on track to finish the work on non-critical systems by June 30, 1999.

     AEFC continues to evaluate the Year 2000 readiness of advisors and other third parties whose system failures could have an impact on the Company's operations. The potential materiality of any such impact is not known at this time.

     AEFC's Year 2000 project includes establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. These plans are being amended to include specific Year 2000 considerations and will continue to be refined throughout 1999 as additional information related to potential Year 2000 exposure is gathered.

PART C.

Item 24. Financial Statements and Exhibits

(a)      Financial Statements included in Part B of this Registration Statement:

         ACL Variable Annuity Account 1

         Statements of Net Assets for year ended Dec. 31, 1998;
         Statements of Operations for years ended Dec. 31. 1998;
         Statements of Changes in Net Assets for year ended Dec. 31, 1998 and 1997.
         Notes to Financial Statements.
         Report of Independent Auditors for ACL Variable Annuity Account 1 dated March 12, 1999.

         American Centurion Life Insurance Company:

         Balance Sheets as of Dec. 31, 1998 and 1997.
         Statements of Income for years ended Dec. 31, 1998, 1997 and 1996. Statements of Stockholders Equity, for years ended Dec. 31, 1998, 1997 and 1996.
         Statements of Cash Flows for years ended Dec. 31, 1998, 1997 and 1996. Notes to Financial Statements.
         Report of Independent Auditors dated February 4, 1999.

(b)      Exhibits:

1. Certificate, establishing the ACL Variable Annuity Account 1 dated December 1, 1995, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 333-00041, is incorporated herein by reference.

2.   Not applicable.

3. Variable Annuity and Life Insurance Distribution and Administrative Services Agreement, dated April 10, 1997, is filed electronically as
     Exhibit 3 to Post-Effective Amendment No. 2 to Registration Statement No. 333-00041, is incorporated herein by reference.

4.1 Form of Group Deferred Annuity Certificate for nonqualified contract (form 38502-NY 10/95), filed electronically as Exhibit 4.1 to Registrant's Initial Registration Statement No. 333-00041, is incorporated herein by reference.

4.2 Form of Group Deferred Annuity Certificate for qualified contract (form 38503-IRA-NY 10/95), filed electronically as Exhibit 4.2 to Registrant's Initial Registration Statement No. 333-00041, is incorporated herein by reference.

4.3  Form  of  Group  Deferred  Annuity  Contract  (form  38501  10/95),   filed
     electronically  as  Exhibit  4.3  to  Registrant's   Initial   Registration
     Statement No. 333-00041, is incorporated herein by reference.

5.1 Form of Group Deferred Variable Annuity Application (form 32041 10/95), filed electronically as Exhibit 5.1 to Registrant's Initial Registration Statement No. 333-00041, is incorporated herein by reference.

5.2 Form of Variable Annuity Participant Enrollment Form (form 32027C 10/95), filed electronically as Exhibit 5.2 to Registrant's Initial Registration Statement No. 333-00041, is incorporated herein by reference.

6.1 Amended and Restated Articles of Incorporation of American Centurion Life, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 333-00041, is incorporated herein by reference.

6.2  Amended By-Laws of American Centurion Life, filed electronically as Exhibit
     6.2 to Registrant's Initial Registration Statement No. 333-00041, is incorporated herein by reference.

6.3  Emergency  By-Laws of American  Centurion  Life,  filed  electronically  as
     Exhibit 6.3 to Registrant's Initial Registration Statement No. 333-00041, is incorporated herein by reference.

7.   Not applicable.

8.1 Participation Agreement, dated Oct. 7, 1996, by and among American Centurion Life and Warburg Pincus Trust and Warburg, Pincus Counsellors, Inc. and Counsellors Securities, Inc., filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 333-00041, is incorporated herein by reference.

8.2 Fund Participation Agreement, dated July 31, 1996, by and among American Centurion Life, TCI Portfolios, Inc. and Investors Research Corporation, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 333-00041, is incorporated herein by reference.

8.3 Fund Participation Agreement, dated Oct. 23, 1996, between Janus Aspen Series and American Centurion Life, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 333-00041, is incorporated herein by reference.

8.4 Participation Agreement, dated Dec. 4, 1996, among INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and American Centurion Life, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 333-00041, is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, dated April 23, 1999, filed electronically herewith.

10.  Consent of Independent Auditors, filed electronically herewith.

11.  None.

12.  Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as
     Exhibit 13 to Registrant's Initial Registration Statement No. 333-00041, is incorporated by reference.

14.1 Power of Attorney to sign this Registration Statement dated April 14, 1999, filed electronically herewith.


Item 25. Directors and Officers of the Depositor (American Centurion Life Assurance Company)

Name                                  Principal Business Address               Positions and Offices with
                                                                               Depositor
------------------------------------- ---------------------------------------- -----------------------------------

Timothy V. Bechtold                   IDS Tower 10                             Director and President
                                      Minneapolis, MN  55440

Maureen A. Buckley                    IDS Tower 10                             Director, Vice President, Chief
                                      Minneapolis, MN  55440                      Operating Officer and Consumer
                                                                                  Affairs Officer

Rodney P. Burwell                     IDS Tower 10                             Director
                                      Minneapolis, MN  55440

John R. Cattau                        American Express Tower                   Director
                                      World Financial Center
                                      New York, NY  10285

James E. Choat                        IDS Tower 10                             Executive Vice
                                      Minneapolis, MN  55440                      President-Institutional
                                                                                  Products Group

Robert R. Grew                        IDS Tower 10                             Director
                                      Minneapolis, MN  55440

Lorraine R. Hart                      IDS Tower 10                             Vice President-Investments
                                      Minneapolis, MN  55440

Jay C. Hatlestad                      IDS Tower 10                             Vice President and
                                      Minneapolis, MN  55440                      Controller-Assured Assets

Jeffrey S. Horton                     IDS Tower 10                             Vice President and Treasurer
                                      Minneapolis, MN  55440

Jean B. Keffeler                      IDS Tower 10                             Director
                                      Minneapolis, MN  55440

Richard W. Kling                      IDS Tower 10                             Director and Chairman of the Board
                                      Minneapolis, MN  55440

Eric L. Marhoun                       IDS Tower 10                             General Counsel and Secretary
                                      Minneapolis, MN  55440

Thomas R. McBurney                    IDS Tower 10                             Director
                                      Minneapolis, MN  55440

Edward J. Muhl                        IDS Tower 10                             Director
                                      Minneapolis, MN  55440

Thomas V. Nicolosi                    IDS Tower 10                             Director
                                      Minneapolis, MN  55440

Stephen P. Norman                     IDS Tower 10                             Director
                                      Minneapolis, MN  55440

F. Dale Simmons                       IDS Tower 10                             Vice President-Real Estate Loan
                                      Minneapolis, MN  55440                      Management

Richard M. Starr                      IDS Tower 10                             Director
                                      Minneapolis, MN  55440



Name                                  Principal Business Address               Positions and Offices with
                                                                               Depositor
------------------------------------- ---------------------------------------- -----------------------------------

Philip C. Wentzel                     IDS Tower 10                             Vice President and
                                      Minneapolis, MN  55440                      Controller-Risk Management
    Michael R. Woodward
                                      IDS Tower 10                             Director
                                      Minneapolis, MN  55440


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                  American Centurion Life Assurance Company is a wholly-owned subsidiary of IDS Life Insurance Company which is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

                  The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Minnesota Foundation                                              Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     IDS Cable Corporation                                                              Minnesota


     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Certificate Company                                                            Delaware

                                                                                        Jurisdiction of
     Name of Subsidiary                                                                 Incorporation

     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Alabama Inc.                                               Alabama
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Massachusetts Inc.                                         Massachusetts
     IDS Insurance Agency of Mississippi Ltd.                                           Mississippi
     IDS Insurance Agency of New Mexico Inc.                                            New Mexico
     IDS Insurance Agency of North Carolina Inc.                                        North Carolina
     IDS Insurance Agency of Ohio Inc.                                                  Ohio
     IDS Insurance Agency of Texas Inc.                                                 Texas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Insurance Agency of Wyoming Inc.                                               Wyoming
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota
     IDS Sales Support Inc.                                                             Minnesota
     Investors Syndicate Development Corp.                                              Nevada
     Public Employee Payment Company                                                    Minnesota


Item 27. Number of Contractowners

         As of March 31, 1999, there were 8 contract owners of qualified Privileged Assets(R) Select Annuity contracts and 125 contract owners of non-qualified contracts.

Item 28. Indemnification

         The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

(a) American Express Service Corporation acts as principal underwriter for the following investment companies:

         Strategist Income Fund, Inc.; Strategist Growth Fund, Inc.; Strategist Growth and Income Fund, Inc.; Strategist World Fund, Inc.; Strategist Tax-Free Income Fund, Inc., APL Variable Annuity Account 1, ACL Variable Annuity Account 1 and IDS Certificate Company.

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address        Position and Offices with Underwriter   Offices with Registrant
------------------------------------------ --------------------------------------- ---------------------------

Ward D. Armstrong                          Vice President                          None
IDS Tower 10
Minneapolis, MN  55440

John C. Boeder                             Vice President                          None
IDS Tower 10
Minneapolis, MN  55440

Cynthia M. Carlson                         Vice President                          None
IDS Tower 10
Minneapolis, MN  55440

John R. Cattau                             Vice President                          None
American Express Tower
World Financial Center
New York, NY  10285

Colleen Curran                             Vice President and Chief Legal Counsel  None
IDS Tower 10
Minneapolis, MN  55440

David R. Hubers                            Director and President                  None
IDS Tower 10
Minneapolis, MN  55440


Item 29(b).       As to each director, officer or partner of the principal underwriter
                  (American Express Service Corporation): (cont'd)


Name and Principal Business Address        Position and Offices with Underwriter   Offices with Registrant
------------------------------------------ --------------------------------------- ---------------------------

James A. Jacobs                            Vice President                          None
IDS Tower 10
Minneapolis, MN  55440

Nancy E. Jones                             Vice President                          None
IDS Tower 10
Minneapolis, MN  55440

Verna J. Kaufman                           Vice President                          None
IDS Tower 10
Minneapolis, MN  55440

Richard W. Kling                           Vice President                          None
IDS Tower 10
Minneapolis, MN  55440

Timothy S. Meehan                          Secretary                               None
IDS Tower 10
Minneapolis, MN  55440

James A. Mitchell                          Director and Senior Vice President      Board member and President
IDS Tower 10
Minneapolis, MN  55440

Julia K. Morton                            Vice President and Chief Financial      None
IDS Tower 10                               Officer
Minneapolis, MN  55440

Ann M. Richter                             Vice President and Chief Compliance     None
IDS Tower 10                               Officer
Minneapolis, MN  55440

(c)

                        Net Underwriting
Name of Principal       Discounts and         Compensation         Brokerage
Underwriter             Commissions           Redemption           Commissions           Compensation
----------------------- --------------------- -------------------- --------------------- --------------------
American Express        None                  None                 None                  None
Service Corporation

Item 30.          Location of Accounts and Records

                  American Centurion Life Assurance Company
                  20 Madison Avenue Extension
                  Albany, NY 12203

Item 31.          Management Services

                  Not Applicable

Item 32.          Undertakings

                  (a) (b) & (c)     These undertakings were filed with
                                    Registrant's Initial Registration Statement,
                                    File No. 333-00041.

                  (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Centurion Life Assurance Company, on behalf of the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on the 28th day of April, 1999.


                                    ACL VARIABLE ANNUITY ACCOUNT 1
                                                     (Registrant)

                                    By American Centurion Life Assurance Company
                                                     (Sponsor)

                                    By /s/  Timothy V. Bechtold*
                                            Timothy V. Bechtold
                                            President


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 1999.

Signature                       Title

/s/  Timothy V. Bechtold*       Director and President
     Timothy V. Bechtold

/s/  Maureen A. Buckley*        Director, Vice President, Chief Operating
     Maureen A. Buckley         Officer and Consumer Affairs Officer

/s/  Rodney P. Burwell*         Director
     Rodney P. Burwell

/s/  John R. Cattau*            Director
     John R. Cattau

/s/  Robert R. Grew*            Director
     Robert R. Grew

/s/  Jay C. Hatlestad*          Vice President and
     Jay C. Hatlestad           Controller - Assured Assets

/s/  Jeffrey S. Horton*         Vice President and Treasurer
     Jeffrey S. Horton

/s/  Jean B. Keffeler*          Director
     Jean B. Keffeler

/s/  Richard W. Kling*          Director and Chairman of the Board
     Richard W. Kling

/s/  Thomas R. McBurney*        Director
     Thomas R. McBurney

/s/  Edward J. Muhl*            Director
     Edward J. Muhl

Signature                       Title

/s/  Thomas V. Nicolosi*        Director
     Thomas V. Nicolosi

/s/  Stephen P. Norman*         Director
     Stephen P. Norman

/s/  Richard Starr*             Director
     Richard Starr

/s/  Michael R. Woodward*       Director
     Michael R. Woodward


*Signed pursuant to Power of Attorney dated April 14, 1999, filed electronically herewith.




/s/Mary Ellyn Minenko
Mary Ellyn Minenko

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 4

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial Statements.

Part C.

         Other Information.

         The signatures.

Exhibits.